UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-29-2012

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT                              FEBRUARY 29, 2012

California High-Yield Municipal Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Notes to Financial Statements	19
Financial Highlights	24
Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended February 29, 2012. This report offers an overview of the period, followed by fund performance, a schedule of investments, and other financial information.

For additional, updated information on fund performance, portfolio strategies, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated August 31, 2012, will provide additional market perspective and commentary from our municipal portfolio management team.

Municipal Performance Rebound (and Credit Resiliency) Continued

The municipal bond (muni) market rebound described in our August 31, 2011 annual report continued during the six months ended February 29, 2012. The Barclays Municipal Bond Index advanced 5.67% for the period, well ahead of its broad taxable and Treasury market counterparts. This relative outperformance was supported by reduced muni issuance (compared with 2010), value- and yield-seeking demand from institutional and nontraditional investors, solid performance by longer-maturity Treasury securities (which boosted most longer-maturity, high-quality bonds), and relatively stable muni credit conditions compared with projections.

Probably the biggest muni news was what didn’t happen. Highly publicized projections warned of hundreds of billions of dollars in near-term defaults. Though economic growth was disappointing, muni defaults did not approach the projected rates. We believe the default speculation focused excessively on projected liabilities and underestimated the issuers’ abilities to raise taxes and/or cut expenses. Our view continues to be that muni defaults will remain relatively isolated events triggered by special circumstances.

That’s not to say that risks don’t remain, or that 2012 will be like 2011 for munis. The economy remains relatively sluggish, and other uncertainties and events could create market volatility. Furthermore, after such a strong rebound in 2011, it’s unlikely that munis will outperform to that extent in 2012. But our muni portfolio management team still believes the market offers long-term strategic value compared with other sectors. These experts will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of February 29, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCHYX	7.79%	15.53%	4.26%	5.42%	6.07%	12/30/86
Barclays Municipal Bond Index	—	5.67%	12.42%	5.50%	5.32%	6.52%(2)	—
Institutional Class	BCHIX	7.89%	15.77%	—	—	8.74%	3/1/10
A Class No sales charge* With sales charge*	CAYAX	7.65% 2.84%	15.25% 10.11%	4.00% 3.04%	— —	5.03% 4.50%	1/31/03
C Class No sales charge* With sales charge*	CAYCX	7.25% 6.25%	14.39% 14.39%	3.23% 3.23%	— —	4.28% 4.28%	1/31/03

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 12/31/86, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.51%	0.31%	0.76%	1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

FEBRUARY 29, 2012
Portfolio at a Glance
Weighted Average Maturity	18.3 years
Average Duration (Modified)	5.7 years

30-Day SEC Yields
Investor Class	3.75%
Institutional Class	3.94%
A Class	3.35%
C Class	2.76%
Investor Class 30-Day Tax-Equivalent Yields*
31.98% Tax Bracket	5.51%
34.70% Tax Bracket	5.74%
39.23% Tax Bracket	6.17%
41.05% Tax Bracket	6.36%
* The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Top Five Sectors	% of fund investments
Land Based	24%
General Obligation (GO)	11%
Electric Revenue	9%
Hospital Revenue	8%
Cash Equivalent Securities	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	98.1%
Other Assets and Liabilities	1.9%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2011 to February 29, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/11	Ending Account Value 2/29/12	Expenses Paid During Period(1) 9/1/11 - 2/29/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,077.90	$2.63	0.51%
Institutional Class	$1,000	$1,078.90	$1.60	0.31%
A Class	$1,000	$1,076.50	$3.92	0.76%
C Class	$1,000	$1,072.50	$7.78	1.51%
Hypothetical
Investor Class	$1,000	$1,022.33	$2.56	0.51%
Institutional Class	$1,000	$1,023.32	$1.56	0.31%
A Class	$1,000	$1,021.08	$3.82	0.76%
C Class	$1,000	$1,017.36	$7.57	1.51%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 98.1%
CALIFORNIA — 93.1%
ABAG Finance Authority for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.20%, 3/1/12 (LOC: Bank of America N.A.)	$2,500,000	$2,500,000
ABC Unified School District GO, Series 2000 B, 0.00%, 8/1/21 (NATL/FGIC)(1)	1,000,000	719,600
Adelanto Public Utility Authority Rev., Series 2009 A, (Utility System), 6.75%, 7/1/39	5,225,000	5,588,503
Alhambra Rev., Series 2010 A, (Atherton Baptist Homes), 7.50%, 1/1/30	1,640,000	1,776,940
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,875,000	2,896,476
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/35	1,390,000	1,357,808
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	855,000	861,772
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	4,000,000	3,963,520
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	2,700,000	2,582,199
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	1,100,106
Berryessa Union School District GO, Series 2000 A, 0.00%, 8/1/21 (AGM)(1)	1,190,000	840,628
Berryessa Union School District GO, Series 2000 A, 0.00%, 8/1/22 (AGM)(1)	1,220,000	811,800
Berryessa Union School District GO, Series 2000 A, 0.00%, 8/1/23 (AGM)(1)	1,000,000	629,880
California Department of Water Resources Rev., Series 2008 AE (Central Valley), 5.00%, 12/1/23	2,500,000	2,976,925
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22	4,500,000	5,251,365
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/21	4,725,000	5,824,318
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/22	4,200,000	5,109,804
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)	6,000,000	6,671,520
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,820,000	1,988,659
California Educational Facilities Authority Rev., (Western University Health Sciences), 6.00%, 10/1/12, Prerefunded at 100% of Par(2)	1,405,000	1,449,229
California Educational Facilities Authority Rev., Series 2008 B, (Chapman University), VRDN, 0.21%, 3/1/12 (LOC: Bank of America N.A.)	2,730,000	2,730,000
California Educational Facilities Authority Rev., Series 2008 C, (Chapman University), VRDN, 0.21%, 3/1/12 (LOC: Bank of America N.A.)	2,400,000	2,400,000
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	1,400,000	1,654,898
California GO, 5.25%, 10/1/29	5,000,000	5,601,550
California GO, 6.00%, 4/1/38	5,000,000	5,800,700
California GO, (Various Purpose), 5.00%, 9/1/41	3,335,000	3,565,248
California Health Facilities Financing Authority Rev., Series 1989 A, (Kaiser Permanente), 0.00%, 10/1/12 (Ambac-TCRS)(1)	4,000,000	3,981,840

7

Principal Amount	Value
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20	$1,500,000	$1,812,465
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/16	5,000,000	5,919,200
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33	1,000,000	1,191,660
California Health Facilities Financing Authority Rev., Series 2008 G, (Catholic Healthcare West), 5.50%, 7/1/25	2,000,000	2,238,800
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	4,300,000	4,931,799
California Health Facilities Financing Authority Rev., Series 2009 A, (Children’s Hospital of Orange County), 6.50%, 11/1/38	3,000,000	3,526,860
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/35	2,000,000	2,157,040
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (Los Angeles County Museum of Natural History Foundation), VRDN, 0.08%, 3/1/12 (LOC: Wells Fargo Bank N.A.)	5,600,000	5,600,000
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (Los Angeles County Museum of Natural History Foundation), VRDN, 0.08%, 3/1/12 (LOC: Wells Fargo Bank N.A.)	2,000,000	2,000,000
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (Rand Corp.), VRDN, 0.21%, 3/1/12 (LOC: Bank of America)	3,245,000	3,245,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.25%, 10/1/34	2,000,000	2,094,260
California Mobilehome Park Financing Authority Rev., Series 2001 B, (Rancho Vallecitos - San Marcos), 6.75%, 11/15/36	1,905,000	1,922,907
California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	6,345,000	6,492,394
California Mobilehome Park Financing Authority Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	1,901,620
California Municipal Finance Authority Rev., (Biola University), 5.875%, 10/1/34	1,000,000	1,069,730
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	3,000,000	3,331,680
California Municipal Finance Authority Rev., Series 2010 A, (Chevron USA, Inc.), VRDN, 0.12%, 3/1/12 (GA: Chevron Corp)	7,500,000	7,500,000
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	3,335,000	3,739,669
California Pollution Control Financing Authority Rev., (Pacific Gas and Electric Company), VRDN, 0.08%, 3/1/12 (LOC: JPMorgan Chase Bank N.A.)	2,000,000	2,000,000
California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (AGM)	2,000,000	2,152,400
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,271,180
California Public Works Board Lease Rev., Series 2010 A1, (Various Capital Projects), 6.00%, 3/1/35	1,250,000	1,432,250
California Public Works Board Lease Rev., Series 2011 C, (State Prisons), 5.75%, 10/1/31	1,000,000	1,138,630

8

Principal Amount	Value
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	$850,000	$912,008
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 7.00%, 7/1/12, Prerefunded at 101% of Par(2)	2,455,000	2,535,573
California State University Systemwide Rev., Series 2005 C, (Systemwide Financing Program), 5.00%, 11/1/30 (NATL)	5,000,000	5,301,250
California Statewide Communities Development Authority COP, (Sonoma County Indian Health), 6.40%, 9/1/29	2,085,000	2,085,709
California Statewide Communities Development Authority Pollution Control, Rev., Series 2010 A, (Southern California Education), 4.50%, 9/1/29	4,000,000	4,287,480
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30	1,250,000	1,402,900
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	2,370,725
California Statewide Communities Development Authority Rev., (North Peninsula Jewish Community Center), VRDN, 0.20%, 3/1/12 (LOC: Bank of America N.A.)	660,000	660,000
California Statewide Communities Development Authority Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41	2,500,000	2,782,450
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	4,000,000	4,293,680
California Statewide Communities Development Authority Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)	2,000,000	2,100,480
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	7,000,000	6,652,450
California Statewide Communities Development Authority Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(3)	3,400,000	3,236,324
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 5.125%, 7/15/31	2,000,000	1,838,520
California Statewide Communities Development Authority Rev., Series 2008 A, (John Muir Health), VRDN, 0.09%, 3/1/12 (LOC: Wells Fargo N.A.)	700,000	700,000
California Statewide Communities Development Authority Rev., Series 2008 A, (Thomas Jefferson School of Law), 7.25%, 10/1/32(3)	4,000,000	4,262,960
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 90-2), 6.00%, 9/1/33	6,250,000	6,333,187
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36	2,000,000	2,299,620
Chula Vista Community Facilities District No. 06-1 Area A Special Tax Rev., (Eastlake Woods), 6.20%, 9/1/33	3,600,000	3,640,068
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34	1,000,000	1,154,070
Clovis Public Financing Authority Lease Rev., (Corporate Yard), 5.375%, 3/1/20 (Ambac)	1,780,000	1,786,924
Corcoran COP 8.75%, 6/1/16(3)	325,000	389,753
Duarte Unified School District GO, Series 1999 B, 0.00%, 11/1/23 (AGM)(1)	1,150,000	716,243
Eastern Municipal Water District Water and Sewer COP, Series 2008 H, 5.00%, 7/1/33	4,000,000	4,341,840

9

Principal Amount	Value
El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., (Promontory Specific), 6.30%, 9/1/31	$2,500,000	$2,520,275
Foothill-De Anza Community College District GO, 0.00%, 8/1/21 (NATL)(1)	3,000,000	2,219,670
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)	5,000,000	5,056,500
Fullerton Community Facilities District No. 1 Special Tax Rev., (Amerige Heights), 6.20%, 9/1/32	3,000,000	3,031,950
Fullerton Unified School District Special Tax Rev., (Community Facilities District No. 2001-1), 6.375%, 9/1/31	5,000,000	5,088,650
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47	14,370,000	9,948,638
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47	9,500,000	7,297,235
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/30	2,670,000	2,629,630
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/35	1,510,000	1,433,820
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)	3,000,000	2,542,740
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)	2,025,000	1,647,682
Independent Cities Finance Authority Mobile Home Park Rev., Series 2011 A, (Castle Mobile Estates), 6.75%, 8/15/46	2,500,000	2,675,700
Independent Cities Lease Finance Authority Rev., Series 2004 A, (Morgan Hill - Hacienda Valley Mobile Estates), 5.90%, 11/15/34	2,235,000	2,248,075
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	500,000	491,835
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	1,150,000	1,134,038
Independent Cities Lease Finance Authority Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	3,398,821
Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2006 B, (Assessment District No 03-19) VRDN, 0.12%, 3/1/12 (LOC: U.S. Bank N.A. and California State Teacher’s Retirement)	920,000	920,000
Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2011 A, (Assessment District No 05-21), VRDN, 0.12%, 3/1/12 (LOC: U.S. Bank N.A. and California State Teacher’s Retirement)	1,100,000	1,100,000
Irvine Ranch Water District GO, Series 2009 B, VRDN, 0.09%, 3/1/12 (LOC: Bank of America N.A.)	2,500,000	2,500,000
Irvine Ranch Water District Rev., VRDN, 0.16%, 3/1/12 (LOC: Bank of America N.A.)	5,800,000	5,800,000
Irvine Unified School District Special Tax Rev., (Community Facilities District No 06-1), 6.70%, 9/1/35	515,000	573,169
Jurupa Community Services District Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/38	2,000,000	2,292,060
Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., Series 2005 A, (Rosetta Canyon Improvement Area No. 1), 5.25%, 9/1/35	1,225,000	1,225,576

10

Principal Amount	Value
Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., Series 2006 A, (Rosetta Canyon Improvement Area No. 2), 5.25%, 9/1/37	$5,000,000	$4,623,650
Lake Elsinore Community Facilities District No. 2005-1 Special Tax Rev., Series 2006 A, 5.35%, 9/1/36	1,100,000	1,059,036
Lake Elsinore Unified School District Special Tax Rev., (Community Facilities District No. 2005-1, Improvement Area A), 5.40%, 9/1/35	2,245,000	2,193,006
Lincoln Community Facilities District No. 2003-1 Special Tax Rev., (Lincoln Crossing), 6.00%, 9/1/13, Prerefunded at 102% of Par(2)	1,775,000	1,957,488
Los Angeles Community College District GO, Series 2008 F1, (Election of 2003), 5.00%, 8/1/27	2,000,000	2,287,900
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,310,000	1,322,039
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/25	2,000,000	2,271,140
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,205,640
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24	3,430,000	4,100,702
Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No 18), 6.75%, 9/2/16	1,120,000	1,136,195
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39	3,000,000	3,381,840
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/27	2,000,000	2,367,840
Moorpark Mobile Home Park Rev., Series 2011 A, (Villa Delaware Arroyo), 6.50%, 5/15/41	4,000,000	4,220,560
Moreno Valley Unified School District Special Tax Rev., (Community Facilities District No. 2002-1), 6.20%, 9/1/32	4,000,000	4,090,960
Murrieta Community Facilities District No. 2002-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,920,000	1,931,482
Murrieta Improvement Bond Act of 1915 Special Tax Rev., (Community Facilities District No. 2000-1), 6.375%, 9/1/30	3,820,000	3,864,350
Northern California Power Agency Rev., Series 2012 A, (Hydroelectric Project No. 1), 5.00%, 7/1/31	1,090,000	1,230,261
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29	2,500,000	2,821,900
Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25	3,500,000	3,531,570
Oceanside Community Facilities District No. 2001-1 Special Tax Rev., Series 2002 A, (Morrow Hills Development), 6.20%, 9/1/32	2,405,000	2,412,167
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	1,375,000	1,416,704
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/30 (NATL)	3,000,000	3,442,920
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	4,000,000	4,299,280
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,145,000	1,177,598
Perris Public Financing Authority Special Tax Rev., Series 2003 A, 6.25%, 9/1/33	2,955,000	3,032,332

11

Principal Amount	Value
Perris Public Financing Authority Special Tax Rev., Series 2004 A, 6.125%, 9/1/34	$2,995,000	$3,072,391
Perris Public Financing Authority Special Tax Rev., Series 2008 A, (Community Facilities District No. 2005-4), 6.60%, 9/1/38	2,210,000	2,241,448
Pleasant Valley School District/Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL)	4,835,000	5,825,595
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	4,000,000	4,533,840
Rancho Cordova Community Facilities District No. 2004-1 Special Tax Rev., (Sunridge Park Area), 6.125%, 9/1/37	5,000,000	5,045,200
Riverside County COP, 5.75%, 5/1/12, Prerefunded at 102% of Par (NATL-RE)(2)	2,365,000	2,435,170
Riverside County Improvement Bond Act of 1915 Special Assessment Rev., (District No. 168-Rivercrest), 6.70%, 9/2/26	1,875,000	1,890,694
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.25%, 10/1/30	2,200,000	2,412,520
Riverside Unified School District Special Tax Rev., (Community Facilities District No. 13, Improvement Area 1), 5.375%, 9/1/34	2,000,000	1,865,400
Riverside Unified School District Special Tax Rev., Series 2005 A, (Community Facilities School District No. 15, Improvement Area 2), 5.25%, 9/1/30	1,000,000	1,005,390
Rohnert Park Finance Authority Rev., Series 2001 A, (Las Casitas de Sonoma), 6.40%, 4/15/36	4,315,000	4,346,154
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	4,000,000	3,853,800
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,677,844
Roseville Finance Authority Electric System Rev., 5.00%, 2/1/37	925,000	998,001
Sacramento Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 6.00%, 7/1/35	4,000,000	4,466,320
Sacramento County COP, 5.75%, 2/1/30	3,000,000	3,313,710
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)	4,000,000	4,858,160
Sacramento Special Tax Rev. (North Natomas Community Facilities District No.1), 6.30%, 9/1/26	3,840,000	3,864,422
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	3,850,000	4,341,106
San Buenaventura City COP, (Wastewater Revenue), 5.00%, 3/1/29 (NATL)	1,975,000	2,042,940
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment), 7.00%, 11/1/39	3,000,000	3,352,860
San Francisco City and County Airports Commission Rev., Series 2008 34D, (San Francisco International Airport), 5.25%, 5/1/26	3,000,000	3,467,010
San Francisco City and County Airports Commission Rev., Series 2011 D, 5.00%, 5/1/31	5,390,000	6,084,825
San Francisco City and County Redevelopment Agency Lease Rev., (George R. Mascone), 0.00%, 7/1/13(1)	1,250,000	1,239,763
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	2,000,000	2,176,620

12

Principal Amount	Value
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 C, (Mission Bay South Redevelopment), 6.75%, 8/1/41	$1,000,000	$1,128,440
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 7.00%, 8/1/41	1,250,000	1,407,025
San Jose Airport Rev., Series 2011 A2, 5.25%, 3/1/34	2,605,000	2,829,707
San Marcos Public Facilities Authority Special Tax Rev., Series 2004 A, 5.45%, 9/1/24	2,790,000	2,796,808
San Mateo Special Tax Rev., (Community Facilities District No 2008-1-Bay Meadows), 6.00%, 9/1/42	500,000	512,130
Santa Barbara County Water COP, 5.50%, 9/1/22 (Ambac)	3,005,000	3,102,452
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36	3,000,000	3,537,030
Santa Margarita Water District Special Tax Rev., Series 2011 A, (Community Facilities District No. 99-1), 5.25%, 9/1/29	1,000,000	1,033,960
Santa Margarita Water District Special Tax Rev., Series 2011 B, (Community Facilities District No. 99-1), 5.875%, 9/1/38	650,000	671,756
Santaluz Community Facilities District No. 2 Special Tax Rev., Series 2011 A, (Improvement Area No 1), 5.10%, 9/1/30	465,000	491,356
Shasta Lake Public Finance Authority Rev., (Electrical Enterprise), 6.25%, 4/1/13, Prerefunded at 102% of Par(2)	7,755,000	8,423,869
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	2,160,000	2,192,832
Southern California Public Power Authority Rev., (Southern Transmission), 0.00%, 7/1/14 (NATL-IBC)(4)	2,400,000	2,322,144
Southern California Public Power Authority Rev., (Southern Transmission), 0.00%, 7/1/15 (NATL-IBC)(4)	1,250,000	1,179,388
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	5,750,000	6,664,365
Stockton Community Facilities District Special Tax Rev., (Spanos Park West No. 2001-1), 6.375%, 9/1/12, Prerefunded at 102% of Par(2)	4,195,000	4,409,448
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,504,095
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	3,000,000	3,140,700
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/22 (NATL/FGIC)(1)	2,690,000	1,789,953
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/23 (NATL/FGIC)(1)	2,220,000	1,398,334
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	2,960,121
Tri-Dam Power Authority Rev., 4.00%, 5/1/16	2,165,000	2,293,298
Tri-Dam Power Authority Rev., 4.00%, 11/1/16	2,165,000	2,304,837
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	2,000,000	2,320,180
Turlock Public Financing Authority Tax Allocation Rev., 7.50%, 9/1/39	2,770,000	3,076,805
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	5,000,000	5,117,350

13

Principal Amount	Value
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	$1,300,000	$1,329,900
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 5.75%, 9/1/30	1,000,000	1,068,580
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	1,500,000	1,597,545
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)	4,000,000	4,004,600
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/30	2,500,000	2,404,425
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/36	2,600,000	2,403,856
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	1,600,000	1,862,192
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21	5,000,000	5,434,950
West Sacramento Community Facilities District No. 20 Special Tax Rev., 5.30%, 9/1/35	1,740,000	1,651,330
Yosemite Community College District GO, (Election of 2004), 0.00%, 8/1/16 (AGM)(1)	3,545,000	3,204,857
Yuba City Redevelopment Agency Tax Allocation Rev., 5.70%, 9/1/24	2,270,000	2,292,950
Yuba City Unified School District GO, 0.00%, 3/1/25 (NATL/FGIC)(1)	1,500,000	761,130
		533,579,551
GUAM — 1.2%
Guam Government GO, Series 2007 A, 5.25%, 11/15/37	2,200,000	2,110,284
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	3,300,000	3,592,182
Guam Government Rev., Series 2011 A, (Business Privilege Tax), 5.125%, 1/1/42	1,000,000	1,086,050
		6,788,516
PUERTO RICO — 3.1%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien) 5.25%, 7/1/24	5,000,000	5,447,300
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/30	1,145,000	1,182,762
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38	2,500,000	2,725,500
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	2,000,000	2,202,000
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SPA: Government Development Bank for Puerto Rico)	600,000	652,608
Puerto Rico Sales Tax Financing Corp. Rev., Series 2007 A, VRN, 1.30%, 5/1/12	10,000,000	5,710,000
		17,920,170
U.S. VIRGIN ISLANDS — 0.7%
Virgin Islands Public Finance Authority Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,300,780
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,590,870
		3,891,650
TOTAL INVESTMENT SECURITIES — 98.1% (Cost $534,224,114)		562,179,887
OTHER ASSETS AND LIABILITIES — 1.9%		10,650,629
TOTAL NET ASSETS — 100.0%		$572,830,516

14

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments
AGM = Assured Guaranty Municipal Corporation
Ambac = American Municipal Bond Assurance Corporation
Ambac-TCRS = American Municipal Bond Assurance Corporation - Transferrable Custodial Receipts
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Company
GA = Guaranty Agreement
GO = General Obligation
LOC = Letter of Credit
NATL = National Public Finance Guarantee Corporation
NATL-IBC = National Public Finance Guarantee Corporation - Insured Bond Certificates
NATL-RE = National Public Finance Guarantee Corporation - Reinsured
SPA = Standby Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA = XL Capital Ltd.
(1)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $7,889,037, which represented 1.4% of total net assets.

(4)	Security is a zero-coupon municipal bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

FEBRUARY 29, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $534,224,114)	$562,179,887
Cash	216,105
Receivable for investments sold	825,400
Receivable for capital shares sold	1,495,066
Interest receivable	9,503,149
574,219,607

Liabilities
Payable for capital shares redeemed	642,282
Accrued management fees	219,612
Distribution and service fees payable	40,456
Dividends payable	486,741
1,389,091

Net Assets	$572,830,516

Net Assets Consist of:
Capital paid in	$583,896,120
Undistributed net investment income	59,788
Accumulated net realized loss	(39,081,165)
Net unrealized appreciation	27,955,773
$572,830,516

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$430,241,519	43,489,805	$9.89
Institutional Class	$12,079,207	1,221,222	$9.89
A Class	$104,704,150	10,583,275	$9.89*
C Class	$25,805,640	2,608,183	$9.89

*Maximum offering price $10.36 (net asset value divided by 0.955).

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$14,029,109

Expenses:
Management fees	1,286,310
Distribution and service fees:
A Class	118,017
B Class	695
C Class	121,515
Trustees’ fees and expenses	17,139
Other expenses	138
1,543,814

Net investment income (loss)	12,485,295

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	444,886
Futures contract transactions	(145,064)
299,822

Change in net unrealized appreciation (depreciation) on:
Investments	26,654,656
Futures contracts	17,640
26,672,296

Net realized and unrealized gain (loss)	26,972,118

Net Increase (Decrease) in Net Assets Resulting from Operations	$39,457,413

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2012 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2011
Increase (Decrease) in Net Assets	February 29, 2012	August 31, 2011
Operations
Net investment income (loss)	$12,485,295	$25,488,058
Net realized gain (loss)	299,822	(7,934,856)
Change in net unrealized appreciation (depreciation)	26,672,296	(9,976,809)
Net increase (decrease) in net assets resulting from operations	39,457,413	7,576,393

Distributions to Shareholders
From net investment income:
Investor Class	(9,522,253)	(19,320,213)
Institutional Class	(246,742)	(413,005)
A Class	(2,182,613)	(4,626,144)
B Class	(2,781)	(29,339)
C Class	(471,118)	(1,036,820)
Decrease in net assets from distributions	(12,425,507)	(25,425,521)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	48,123,098	(39,890,836)

Net increase (decrease) in net assets	75,155,004	(57,739,964)

Net Assets
Beginning of period	497,675,512	555,415,476
End of period	$572,830,516	$497,675,512

Undistributed net investment income	$59,788	—

See Notes to Financial Statements.

18

Notes to Financial Statements

FEBRUARY 29, 2012 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes. The fund pursues its objective by investing a portion of its assets in lower-rated and unrated municipal securities.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued issuance of the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

19

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1925% to 0.3100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended February 29, 2012 was 0.50% for the Investor Class, A Class and C Class and 0.30% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and

20

C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 29, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 29, 2012 were $124,204,386 and $79,689,873, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 29, 2012		Year ended August 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	6,489,939	$62,587,335	8,511,978	$79,214,553
Issued in reinvestment of distributions	748,829	7,213,121	1,577,617	14,566,298
Redeemed	(3,585,340)	(34,379,424)	(13,359,965)	(123,867,707)
	3,653,428	35,421,032	(3,270,370)	(30,086,856)
Institutional Class
Sold	267,246	2,613,869	1,331,279	12,513,170
Issued in reinvestment of distributions	25,604	246,664	45,139	412,959
Redeemed	(112,720)	(1,078,604)	(338,091)	(3,045,420)
	180,130	1,781,929	1,038,327	9,880,709
A Class
Sold	1,736,665	16,769,183	2,586,970	24,073,713
Issued in reinvestment of distributions	171,820	1,655,099	360,424	3,326,466
Redeemed	(795,718)	(7,659,707)	(4,480,944)	(41,206,399)
	1,112,767	10,764,575	(1,533,550)	(13,806,220)
B Class
Sold	—	—	63	589
Issued in reinvestment of distributions	144	1,370	2,275	21,041
Redeemed	(51,121)	(483,752)	(56,890)	(523,069)
	(50,977)	(482,382)	(54,552)	(501,439)
C Class
Sold	279,430	2,702,100	316,280	2,938,770
Issued in reinvestment of distributions	24,513	235,930	52,701	486,787
Redeemed	(239,787)	(2,300,086)	(951,568)	(8,802,587)
	64,156	637,944	(582,587)	(5,377,030)
Net increase (decrease)	4,959,504	$48,123,098	(4,402,732)	$(39,890,836)

21

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund regularly held interest rate risk derivative instruments though none were held at period end.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended February 29, 2012, the effect of interest rate risk derivative instruments on the Statement of Operations was $(145,064) in net realized gain (loss) on futures contract transactions and $17,640 in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

The fund invests a portion of its assets in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk.

22

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$534,152,894
Gross tax appreciation of investments	$35,757,250
Gross tax depreciation of investments	(7,730,257)
Net tax appreciation (depreciation) of investments	$28,026,993

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the timing of market discount amortization recognition.

The fund has elected to treat $(6,404,966) of net capital losses incurred in the ten-month period ended August 31, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

As of August 31, 2011, the fund had accumulated capital losses of $(32,789,723), which represent net capital loss carryovers that may be used to offset future realized capital  gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2015	2016	2017	2018	2019
$(1,856,959)	$(59,454)	$(11,784,441)	$(12,885,340)	$(6,203,529)

The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

23

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From Net Investment Income			Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations		Net Asset Value, End of Period	Total Return(1)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
Investor Class
2012(2)	$9.40	0.23	(3)	0.49	0.72	(0.23)	$9.89	7.79%	0.51	%(4)	0.51	%(4)	4.90	%(4)	4.90	%(4)	15%		$430,242
2011	$9.69	0.47	(3)	(0.29)	0.18	(0.47)	$9.40	2.07%	0.49%		0.51%		5.10%		5.08%		37%		$374,467
2010	$8.88	0.47	(3)	0.81	1.28	(0.47)	$9.69	14.78%	0.49%		0.51%		5.08%		5.06%		17%		$417,503
2009	$9.50	0.48		(0.62)	(0.14)	(0.48)	$8.88	(1.16)%	0.52%		0.52%		5.56%		5.56%		26%		$373,313
2008	$9.90	0.48		(0.40)	0.08	(0.48)	$9.50	0.81%	0.52%		0.52%		4.91%		4.91%		31%		$455,741
2007	$10.25	0.48		(0.35)	0.13	(0.48)	$9.90	1.22%	0.52%		0.52%		4.70%		4.70%		17%		$467,477
Institutional Class
2012(2)	$9.40	0.24	(3)	0.49	0.73	(0.24)	$9.89	7.89%	0.31	%(4)	0.31	%(4)	5.10	%(4)	5.10	%(4)	15%		$12,079
2011	$9.69	0.49	(3)	(0.29)	0.20	(0.49)	$9.40	2.27%	0.29%		0.31%		5.30%		5.28%		37%		$9,784
2010(5)	$9.28	0.25	(3)	0.41	0.66	(0.25)	$9.69	7.16%	0.29	%(4)	0.31	%(4)	5.24	%(4)	5.22	%(4)	17	%(6)	$27
A Class
2012(2)	$9.40	0.22	(3)	0.49	0.71	(0.22)	$9.89	7.65%	0.76	%(4)	0.76	%(4)	4.65	%(4)	4.65	%(4)	15%		$104,704
2011	$9.69	0.45	(3)	(0.29)	0.16	(0.45)	$9.40	1.82%	0.74%		0.76%		4.85%		4.83%		37%		$89,028
2010	$8.88	0.45	(3)	0.81	1.26	(0.45)	$9.69	14.50%	0.74%		0.76%		4.83%		4.81%		17%		$106,577
2009	$9.50	0.46		(0.62)	(0.16)	(0.46)	$8.88	(1.41)%	0.77%		0.77%		5.31%		5.31%		26%		$101,111
2008	$9.90	0.45		(0.40)	0.05	(0.45)	$9.50	0.55%	0.77%		0.77%		4.66%		4.66%		31%		$133,480
2007	$10.25	0.46		(0.35)	0.11	(0.46)	$9.90	0.97%	0.77%		0.77%		4.45%		4.45%		17%		$147,314

24

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From Net Investment Income			Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations		Net Asset Value, End of Period	Total Return(1)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2012(2)	$9.40	0.19	(3)	0.49	0.68	(0.19)	$9.89	7.25%	1.51	%(4)	1.51	%(4)	3.90	%(4)	3.90	%(4)	15%	$25,806
2011	$9.69	0.38	(3)	(0.29)	0.09	(0.38)	$9.40	1.06%	1.49%		1.51%		4.10%		4.08%		37%	$23,917
2010	$8.88	0.38	(3)	0.81	1.19	(0.38)	$9.69	13.64%	1.49%		1.51%		4.08%		4.06%		17%	$30,286
2009	$9.50	0.39		(0.62)	(0.23)	(0.39)	$8.88	(2.14)%	1.52%		1.52%		4.56%		4.56%		26%	$30,747
2008	$9.90	0.38		(0.40)	(0.02)	(0.38)	$9.50	(0.20)%	1.52%		1.52%		3.91%		3.91%		31%	$39,283
2007	$10.25	0.38		(0.35)	0.03	(0.38)	$9.90	0.22%	1.52%		1.52%		3.70%		3.70%		17%	$42,125

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)	Six months ended February 29, 2012 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.
(5)	March 1, 2010 (commencement of sale) through August 31, 2010.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

See Notes to Financial Statements.

25

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century California Tax-Free and Municipal Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74783   1204

SEMIANNUAL REPORT                              FEBRUARY 29, 2012

California Long-Term Tax-Free Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	15
Statement of Operations	16
Statement of Changes in Net Assets	17
Notes to Financial Statements	18
Financial Highlights	23
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended February 29, 2012. This report offers an overview of the period, followed by fund performance, a schedule of investments, and other financial information.

For additional, updated information on fund performance, portfolio strategies, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated August 31, 2012, will provide additional market perspective and commentary from our municipal portfolio management team.

Municipal Performance Rebound (and Credit Resiliency) Continued

The municipal bond (muni) market rebound described in our August 31, 2011 annual report continued during the six months ended February 29, 2012. The Barclays Municipal Bond Index advanced 5.67% for the period, well ahead of its broad taxable and Treasury market counterparts. This relative outperformance was supported by reduced muni issuance (compared with 2010), value- and yield-seeking demand from institutional and nontraditional investors, solid performance by longer-maturity Treasury securities (which boosted most longer-maturity, high-quality bonds), and relatively stable muni credit conditions compared with projections.

Probably the biggest muni news was what didn’t happen. Highly publicized projections warned of hundreds of billions of dollars in near-term defaults. Though economic growth was disappointing, muni defaults did not approach the projected rates. We believe the default speculation focused excessively on projected liabilities and underestimated the issuers’ abilities to raise taxes and/or cut expenses. Our view continues to be that muni defaults will remain relatively isolated events triggered by special circumstances.

That’s not to say that risks don’t remain, or that 2012 will be like 2011 for munis. The economy remains relatively sluggish, and other uncertainties and events could create market volatility. Furthermore, after such a strong rebound in 2011, it’s unlikely that munis will outperform to that extent in 2012. But our muni portfolio management team still believes the market offers long-term strategic value compared with other sectors. These experts will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of February 29, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCLTX	7.18%	15.11%	4.74%	4.75%	6.73%	11/9/83
Barclays Municipal Bond Index	—	5.67%	12.42%	5.50%	5.32%	7.52%(2)	—
Institutional Class	BCLIX	7.29%	15.34%	—	—	7.96%	3/1/10
A Class No sales charge* With sales charge*	ALTAX	7.05% 2.19%	14.83% 9.66%	— —	— —	5.21% 4.13%	9/28/07
C Class No sales charge* With sales charge*	ALTCX	6.65% 5.65%	13.97% 13.97%	— —	— —	4.43% 4.43%	9/28/07

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 10/31/83, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.48%	0.28%	0.73%	1.48%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

FEBRUARY 29, 2012
Portfolio at a Glance
Weighted Average Maturity	14.6 years
Average Duration (Modified)	5.4 years

30-Day SEC Yields
Investor Class	2.45%
Institutional Class	2.66%
A Class	2.12%
C Class	1.48%
Investor Class 30-Day Tax-Equivalent Yields*
31.98% Tax Bracket	3.60%
34.70% Tax Bracket	3.75%
39.23% Tax Bracket	4.03%
41.05% Tax Bracket	4.16%
*The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Top Five Sectors	% of fund investments
General Obligation (GO)	21%
Electric Revenue	14%
Transportation Revenue	12%
Hospital Revenue	10%
Water/Sewer/Gas Revenue	10%

Types of Investments in Portfolio	% of net assets
Municipal Securities	98.2%
Other Assets and Liabilities	1.8%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2011 to February 29, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/11	Ending Account Value 2/29/12	Expenses Paid During Period* 9/1/11 – 2/29/12	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,071.80	$2.47	0.48%
Institutional Class	$1,000	$1,072.90	$1.44	0.28%
A Class	$1,000	$1,070.50	$3.76	0.73%
C Class	$1,000	$1,066.50	$7.60	1.48%
Hypothetical
Investor Class	$1,000	$1,022.48	$2.41	0.48%
Institutional Class	$1,000	$1,023.47	$1.41	0.28%
A Class	$1,000	$1,021.23	$3.67	0.73%
C Class	$1,000	$1,017.50	$7.42	1.48%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 98.2%
CALIFORNIA — 94.6%
ABAG Finance Authority for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.20%, 3/1/12 (LOC: Bank of America N.A.)	$500,000	$500,000
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39	1,200,000	1,397,400
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	1,000,000	1,214,830
Adelanto Public Utility Authority Rev., Series 2009 A, (Utility System), 6.25%, 7/1/26	500,000	537,645
Alameda Corridor Transportation Authority Rev., Series 1999 A, 0.00%, 10/1/35 (NATL)(1)	3,750,000	919,875
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/39	2,500,000	2,784,925
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	300,000	345,096
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/31	3,000,000	3,373,590
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34	1,500,000	1,632,240
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39	2,135,000	2,286,820
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27	2,500,000	2,883,125
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.00%, 4/1/34	1,500,000	1,646,550
Big Bear Lake Water Rev., 6.00%, 4/1/22 (NATL)	3,500,000	4,052,965
California Department of Water Resources Supply Rev., Series 2005 G4, 5.00%, 5/1/16	1,450,000	1,709,985
California Department of Water Resources Supply Rev., Series 2008 H, 5.00%, 5/1/21	2,500,000	2,947,525
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/15	2,000,000	2,283,700
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/18	2,000,000	2,464,060
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/21	1,425,000	1,756,540
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/22	1,275,000	1,551,191
California Department of Water Resources Supply Rev., Series 2010 M, 5.00%, 5/1/15	1,525,000	1,741,321
California Department of Water Resources Supply Rev., Series 2011 N, 5.00%, 5/1/20	9,480,000	11,847,440
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16	1,700,000	2,005,065
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/19	1,430,000	1,775,431
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14	3,000,000	3,296,880
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	725,000	792,186
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,199,320
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/37	5,000,000	5,646,650

7

Principal Amount	Value
California Educational Facilities Authority Rev., (University of Pacific), 5.25%, 5/1/34	$2,000,000	$2,069,580
California Educational Facilities Authority Rev., Series 2008 A, (Chapman University), VRDN, 0.21%, 3/1/12 (LOC: Bank of America N.A.)	1,100,000	1,100,000
California Educational Facilities Authority Rev., Series 2008 B, (Chapman University), VRDN, 0.21%, 3/1/12 (LOC: Bank of America N.A.)	1,600,000	1,600,000
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	3,953,000	4,376,287
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.94%, 3/1/12	2,720,000	2,723,590
California Educational Facilities Authority Rev., Series 2012 A, (University of Pacific), 5.00%, 11/1/42	785,000	837,344
California GO, 5.00%, 9/1/15	4,560,000	5,214,770
California GO, 5.00%, 9/1/18	750,000	914,985
California GO, 5.00%, 9/1/19	1,530,000	1,867,243
California GO, 5.50%, 4/1/23	1,000,000	1,197,200
California GO, 5.00%, 4/1/26	1,500,000	1,693,380
California GO, 5.00%, 6/1/32	2,500,000	2,654,400
California GO, 5.25%, 9/1/32	2,000,000	2,266,240
California GO, 5.00%, 11/1/32	1,500,000	1,599,270
California GO, 6.50%, 4/1/33	5,000,000	6,158,350
California GO, 5.00%, 4/1/38	2,500,000	2,630,375
California GO, 6.00%, 4/1/38	2,500,000	2,900,350
California GO, 6.00%, 11/1/39	5,000,000	5,843,550
California GO, 5.50%, 3/1/40	3,000,000	3,330,600
California GO, 5.00%, 10/1/41	2,000,000	2,139,000
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/19	740,000	895,948
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/21	1,000,000	1,202,370
California Health Facilities Financing Authority Rev., Series 1993 C, (St. Francis Memorial Hospital), 5.875%, 11/1/23(2)	3,000,000	4,174,380
California Health Facilities Financing Authority Rev., Series 2007 A, (Sutter Health), 5.25%, 11/15/46	1,500,000	1,573,320
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33	1,000,000	1,191,660
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	3,400,000	3,899,562
California Health Facilities Financing Authority Rev., Series 2009 A, (Children’s Hospital of Orange County), 6.50%, 11/1/38	5,000,000	5,878,100
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29	1,000,000	1,140,560
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,108,610
California Health Facilities Financing Authority Rev., Series 2009 B, (Providence Health & Services), 5.50%, 10/1/39	1,000,000	1,106,610
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,500,000	1,736,250
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health) 5.25%, 8/15/31	1,850,000	2,117,639
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.00%, 10/1/19	1,500,000	1,712,820
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.00%, 10/1/20	1,625,000	1,834,251

8

Principal Amount	Value
California Infrastructure & Economic Development Bank Rev., Series 2012 A-1, (J. Paul Getty Trust), 4.00%, 10/1/15	$325,000	$366,213
California Infrastructure & Economic Development Bank Rev., Series 2012 A-1, (J. Paul Getty Trust), 5.00%, 10/1/17	360,000	445,478
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	3,000,000	3,331,680
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,000,000	1,087,130
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	665,000	745,691
California Public Works Board Lease Rev., Series 1993 A, (Department of Corrections), 5.00%, 12/1/19 (Ambac)	4,000,000	4,461,160
California Public Works Board Lease Rev., Series 2006 E, (University of California Research), 5.00%, 10/1/31	645,000	691,176
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,271,180
California Public Works Board Lease Rev., Series 2009 H, (Department of Correction and Rehabilitation), 5.75%, 11/1/29	1,685,000	1,921,641
California State Department of Water Resources Rev., Series 2010 M, 4.00%, 5/1/15	3,000,000	3,331,230
California State Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	1,000,000	1,129,840
California State Public Works Board Lease Rev., Series 2011 G, (University of California), 5.00%, 12/1/28	2,480,000	2,839,104
California State University Systemwide Rev., Series 2007 A, 5.00%, 11/1/24 (AGM)	5,000,000	5,796,600
California State University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	2,230,000	2,477,775
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30	1,250,000	1,402,900
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 6/15/13	3,600,000	3,811,788
California Statewide Communities Development Authority Rev., (St. Joseph Remarketing 3/27/08), 5.125%, 7/1/24 (NATL)	1,500,000	1,680,405
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	3,000,000	3,220,260
California Statewide Communities Development Authority Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/15, Prerefunded at 100% of Par(2)	900,000	999,567
California Statewide Communities Development Authority Rev., Series 2006 B, (Kaiser Permanente), 5.00%, 3/1/41	1,000,000	1,034,990
California Statewide Communities Development Authority Rev., Series 2008 C, (Catholic Healthcare West), 5.625%, 7/1/35	3,000,000	3,333,330
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13	3,010,000	3,159,085
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 88-1), 6.50%, 9/1/14 (AGM)	3,705,000	3,801,034
Chula Vista Industrial Development Rev., Series 2006 A, (San Diego Gas & Electric Co.), VRDN, 0.11%, 3/7/12	10,000,000	10,000,000
Coalinga Public Financing Authority Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)	1,320,000	1,636,668

9

Principal Amount	Value
Contra Costa Water District Rev., Series 1992 E, 6.25%, 10/1/12 (Ambac)	$425,000	$434,575
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	400,000	434,420
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	400,000	459,452
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	400,000	457,512
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.80%, 1/15/20(1)	1,000,000	1,021,430
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.85%, 1/15/23(1)	1,750,000	1,783,985
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/24(1)	2,000,000	989,800
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/25(1)	7,000,000	3,261,020
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)	1,500,000	1,516,950
Fresno Sewer Rev., Series 1993 A1, 6.25%, 9/1/14 (Ambac)	1,370,000	1,462,955
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	550,000	461,439
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/33	1,000,000	765,850
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 6.25%, 6/1/33	1,000,000	1,061,540
Grossmont Healthcare District GO, Series 2011 B, (Election of 2006), 6.00%, 7/15/34	1,000,000	1,187,340
Huntington Beach Union High School District GO, (Election of 2004), 0.00%, 8/1/30 (AGM-CR/NATL)(1)	5,000,000	2,202,200
Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2011 A, (Assessment District No. 05-21), VRDN, 0.12%, 3/1/12 (LOC: U.S. Bank N.A. and California State Teacher’s Retirement)	2,150,000	2,150,000
Kern High School District GO, 7.15%, 8/1/14 (NATL)(2)	1,815,000	2,114,784
Kern High School District GO, Series 1992 C, (Election of 1990), 6.25%, 8/1/13 (NATL)(2)	1,340,000	1,455,173
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL/FGIC)	1,425,000	1,569,238
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/21	2,120,000	2,475,821
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,205,640
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,183,300
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	4,000,000	4,567,200
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/19	1,000,000	1,241,960
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20	5,000,000	6,081,800
Los Angeles Harbor Department Rev., Series 2009 A, 5.00%, 8/1/27	500,000	576,470
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	525,000	637,807
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)	2,000,000	2,188,360
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	1,020,000	1,121,806

10

Principal Amount	Value
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	$2,000,000	$2,273,640
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	1,000,000	1,184,310
Los Angeles Unified School District GO, Series 2011 A1, 4.00%, 7/1/17	1,000,000	1,156,420
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	1,280,000	1,572,506
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24	3,430,000	4,100,702
Manhattan Beach Unified School District GO, Series 2009 A, (Election of 2008), 0.00%, 9/1/29(1)	5,905,000	2,693,389
Metropolitan Water District of Southern California Rev. 5.75%, 8/10/18	3,000,000	3,610,710
Metropolitan Water District of Southern California Rev., Series 2009 B, 5.00%, 7/1/30	2,000,000	2,318,020
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	1,150,000	1,296,016
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.29%, 3/1/12	1,500,000	1,499,985
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.31%, 3/1/12	1,480,000	1,479,985
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34	2,500,000	2,784,775
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	1,463,211
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/40	1,000,000	1,193,630
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14	1,000,000	1,070,370
Oakland Redevelopment Agency Tax Allocation Rev., (Central District), 5.50%, 2/1/14 (Ambac)	2,205,000	2,292,053
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	1,074,820
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	750,000	771,353
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/38 (AGC)(1)	1,670,000	1,327,951
Palos Verdes Peninsula Unified School District GO, Series 2009 R, (Election of 2005), 0.00%, 8/1/33(3)	2,600,000	986,570
Pasadena COP, (Old Pasadena Parking Facility), 6.25%, 1/1/18	1,500,000	1,719,720
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL)	1,000,000	1,305,080
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL)	855,000	1,003,514
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	1,500,000	1,753,035
Poway Unified School District Rev. (School Facilities Improvement) 0.00%, 8/1/41(1)	2,110,000	437,846
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	1,070,000	1,212,802
Rancho Santa Fe Community Services District Financing Authority Special Tax Rev., Series 2011 A, (Superior Lien), 5.50%, 9/1/25	1,000,000	1,113,460
Rancho Santa Fe Community Services District Financing Authority Special Tax Rev., Series 2011 A, (Superior Lien), 5.50%, 9/1/26	1,000,000	1,102,670
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	740,000	808,598
Sacramento County Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 5.625%, 7/1/29	1,000,000	1,109,920
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.88%, 3/1/12 (NATL/FGIC)	1,500,000	1,044,255

11

Principal Amount	Value
Saddleback Valley Unified School District Public Financing Authority Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (AGM)	$1,000,000	$1,189,670
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33	1,800,000	2,144,574
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/34(1)	7,400,000	5,578,342
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,350,000	1,522,206
San Diego County COP Linked Security, ARC, YCC, 5.625%, 9/1/12 (Ambac)	1,400,000	1,430,128
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	3,000,000	3,218,490
San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien) 5.00%, 7/1/16	1,665,000	1,964,267
San Diego Public Facilities Financing Authority Sewer Rev., Series 2009 A, 5.25%, 5/15/34	2,000,000	2,268,260
San Diego Public Facilities Financing Authority Sewer Rev., Series 2010 A, 5.25%, 5/15/25	2,000,000	2,427,080
San Diego Unified School District GO, Series 2010 C, 0.00%, 7/1/44(1)	2,880,000	504,461
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), VRDN, 2.25%, 12/4/12	1,500,000	1,518,900
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,000,000	3,496,740
San Francisco City and County Airports Commission Rev., Series 2010 F, 5.00%, 5/1/40	2,150,000	2,317,936
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24	1,790,000	2,122,134
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,266,701
San Francisco City and County Public Utilities Commission Rev., Series 2011 A, 5.00%, 11/1/41	1,000,000	1,117,350
San Francisco City and County Redevelopment Financial Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.625%, 8/1/27	500,000	565,960
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	685,000	706,393
San Mateo County Joint Powers Financing Authority Lease Rev., (Capital Projects Program), 6.00%, 7/1/19 (NATL)	4,000,000	5,026,320
San Mateo Union High School District GO, 0.00%, 2/15/15(1)	2,665,000	2,589,714
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	500,000	550,285
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/18	1,105,000	1,350,465
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20	2,500,000	3,113,500
Santa Margarita-Dana Point Authority Rev., Series 1994 B, (Improvement Districts 3, 3A, 4, 4A), 7.25%, 8/1/14 (NATL)	2,000,000	2,232,800
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	400,000	430,736
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	400,000	460,472
Santa Paula Utility Authority Water Rev., 5.25%, 2/1/40	2,500,000	2,714,725
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/25	2,220,000	2,330,578

12

Principal Amount	Value
South Placer Wastewater Authority Rev., Series 2011 D, VRDN, 0.97%, 3/1/12	$2,060,000	$2,062,184
Southern California Public Power Authority Rev., (Multiple Projects), 6.75%, 7/1/13 (AGM-CR)	3,730,000	4,047,684
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	1,000,000	1,046,900
Taft Public Financing Authority Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17	1,715,000	1,720,625
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	1,000,000	763,480
Tri-Dam Power Authority Rev., 4.00%, 5/1/13	1,190,000	1,217,537
Tri-Dam Power Authority Rev., 4.00%, 11/1/13	1,210,000	1,247,921
Tri-Dam Power Authority Rev., 4.00%, 5/1/14	1,235,000	1,282,350
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,200,000	1,373,844
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/18	1,215,000	1,271,716
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/19	5,000	5,200
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	2,000,000	2,130,060
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)	5,500,000	5,506,325
University of California Rev., Series 2005 B, 5.00%, 5/15/33 (AGM)	2,000,000	2,095,680
University of California Rev., Series 2007 D, 5.00%, 5/15/32 (NATL/FGIC)	1,545,000	1,682,196
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	3,000,000	3,491,610
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21	3,000,000	3,260,970
Vernon Electric System Rev., Series 2012 A, 5.50%, 8/1/41	1,170,000	1,210,295
Walnut Energy Center Authority Rev., Series 2010 A, 5.00%, 1/1/40	1,600,000	1,690,672
Watsonville Insured Hospital Rev., Series 1996 A, (Community Hospital), 6.20%, 7/1/12 (California Mortgage Insurance)(2)	685,000	697,857
Woodland COP, (Wastewater System), 5.75%, 3/1/12 (Ambac)	870,000	870,165
		404,922,475
GUAM — 0.7%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	900,000	962,487
Guam Power Authority Rev., Series 2010 A, 5.50%, 10/1/40	2,150,000	2,182,207
		3,144,694
PUERTO RICO — 2.0%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	1,910,000	2,127,988
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	665,000	738,582
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	935,000	936,337
Puerto Rico Highway & Transportation Authority Rev., Series 2007 M, 5.00%, 7/1/22	2,220,000	2,347,517
Puerto Rico Sales Tax Financing Corp. Rev., Series 2007 A, 0.00%, 8/1/45 (NATL-RE)(1)	5,000,000	797,400
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(1)	1,145,000	220,046
University of Puerto Rico Rev., Series 2006 Q, 5.00%, 6/1/12	1,200,000	1,209,252
		8,377,122

13

Principal Amount	Value
U.S. VIRGIN ISLANDS — 0.9%
Virgin Islands Public Finance Authority Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17	$3,480,000	$3,907,936
TOTAL INVESTMENT SECURITIES — 98.2% (Cost $383,852,671)		420,352,227
OTHER ASSETS AND LIABILITIES — 1.8%		7,857,816
TOTAL NET ASSETS — 100.0%		$428,210,043

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments
AGC = Assured Guaranty Corporation
AGM = Assured Guaranty Municipal Corporation
AGM-CR = Assured Guaranty Municipal Corporation - Custodian Receipts
Ambac = American Municipal Bond Assurance Corporation
ARC = Auction Rate Certificate
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Company
GO = General Obligation
LOC = Letter of Credit
NATL = National Public Finance Guarantee Corporation
NATL-RE = National Public Finance Guarantee Corporation - Reinsured
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
YCC = Yield Curve Certificate
(1)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable.
Rate shown is effective at the period end.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	Security is a zero-coupon municipal bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

FEBRUARY 29, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $383,852,671)	$420,352,227
Cash	295,191
Receivable for investments sold	2,934,821
Receivable for capital shares sold	349,273
Interest receivable	5,044,698
428,976,210

Liabilities
Payable for capital shares redeemed	246,826
Accrued management fees	157,678
Distribution and service fees payable	9,640
Dividends payable	352,023
766,167

Net Assets	$428,210,043

Net Assets Consist of:
Capital paid in	$402,744,973
Undistributed net investment income	21,561
Accumulated net realized loss	(11,056,047)
Net unrealized appreciation	36,499,556
$428,210,043

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$405,512,086	35,259,433	$11.50
Institutional Class	$29,149	2,534	$11.50
A Class	$13,284,290	1,155,130	$11.50*
C Class	$9,384,518	815,843	$11.50
*Maximum offering price $12.04 (net asset value divided by 0.955).

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$8,974,277

Expenses:
Management fees	957,034
Distribution and service fees:
A Class	14,798
B Class	16
C Class	39,678
Trustees’ fees and expenses	11,311
Other expenses	106
1,022,943

Net investment income (loss)	7,951,334

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,226,595
Futures contract transactions	(495,560)
2,731,035

Change in net unrealized appreciation (depreciation) on:
Investments	17,810,908
Futures contracts	418
17,811,326

Net realized and unrealized gain (loss)	20,542,361

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,493,695

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2012 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2011
Increase (Decrease) in Net Assets	February 29, 2012	August 31, 2011
Operations
Net investment income (loss)	$7,951,334	$17,648,259
Net realized gain (loss)	2,731,035	(935,616)
Change in net unrealized appreciation (depreciation)	17,811,326	(11,811,748)
Net increase (decrease) in net assets resulting from operations	28,493,695	4,900,895

Distributions to Shareholders
From net investment income:
Investor Class	(7,597,494)	(16,786,465)
Institutional Class	(573)	(1,178)
A Class	(216,597)	(478,512)
B Class	(50)	(1,184)
C Class	(115,314)	(271,308)
Decrease in net assets from distributions	(7,930,028)	(17,538,647)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	9,840,571	(41,468,463)

Net increase (decrease) in net assets	30,404,238	(54,106,215)

Net Assets
Beginning of period	397,805,805	451,912,020
End of period	$428,210,043	$397,805,805

Undistributed net investment income	$21,561	$255

See Notes to Financial Statements.

17

Notes to Financial Statements

FEBRUARY 29, 2012 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Long-Term Tax-Free Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. The fund pursues its objectives by investing primarily in long-term investment-grade municipal obligations.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On September 21, 2011, there were no outstanding B Class shares and the fund discontinued issuance of the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

18

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended February 29, 2012 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class.

19

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 29, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 29, 2012 were $161,937,122 and $151,109,627, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 29, 2012		Year ended August 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,396,603	$15,620,438	2,473,494	$26,603,949
Issued in reinvestment of distributions	485,615	5,434,094	1,105,685	11,796,070
Redeemed	(1,313,696)	(14,670,279)	(6,929,408)	(73,088,293)
	568,522	6,384,253	(3,350,229)	(34,688,274)
Institutional Class
Issued in reinvestment of distributions	51	573	111	1,178
A Class
Sold	181,469	2,025,720	464,347	5,006,889
Issued in reinvestment of distributions	17,437	195,246	37,754	403,591
Redeemed	(53,140)	(589,677)	(847,487)	(9,030,193)
	145,766	1,631,289	(345,386)	(3,619,713)
B Class
Sold	—	—	1,231	13,716
Issued in reinvestment of distributions	—	—	109	1,157
Redeemed	(2,596)	(28,631)	(1,254)	(13,410)
	(2,596)	(28,631)	86	1,463
C Class
Sold	198,318	2,224,868	112,923	1,197,159
Issued in reinvestment of distributions	3,570	39,938	8,212	87,793
Redeemed	(36,685)	(411,719)	(420,563)	(4,448,069)
	165,203	1,853,087	(299,428)	(3,163,117)
Net increase (decrease)	876,946	$9,840,571	(3,994,846)	$(41,468,463)

20

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund regularly held interest rate risk derivative instruments though none were held at period end.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended February 29, 2012, the effect of interest rate risk derivative instruments on the Statement of Operations was $(495,560) in net realized gain (loss) on futures contract transactions and $418 in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

21

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$383,771,517
Gross tax appreciation of investments	$36,674,898
Gross tax depreciation of investments	(94,188)
Net tax appreciation (depreciation) of investments	$36,580,710

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the timing of market discount amortization recognition.

As of August 31, 2011, the fund had accumulated capital losses of $(13,579,171), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(10,313,198) and $(3,265,973) expire in 2018 and 2019, respectively.

The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

22

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:				Distributions From:				Total Return(1)	Ratio to Average Net Assets of:
		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period		Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
Investor Class
2012(2)	$10.94	0.22	(3)	0.56	0.78	(0.22)	—	(0.22)	$11.50	7.18%	0.48	%(4)	3.92	%(4)	37%		$405,512
2011	$11.20	0.47	(3)	(0.27)	0.20	(0.46)	—	(0.46)	$10.94	2.02%	0.48%		4.38%		63%		$379,586
2010	$10.67	0.49	(3)	0.54	1.03	(0.49)	(0.01)	(0.50)	$11.20	9.90%	0.48%		4.51%		25%		$426,044
2009	$10.83	0.50		(0.16)	0.34	(0.50)	—	(0.50)	$10.67	3.47%	0.49%		4.90%		36%		$405,263
2008	$10.98	0.51		(0.15)	0.36	(0.51)	—	(0.51)	$10.83	3.29%	0.49%		4.60%		29%		$431,008
2007	$11.36	0.51		(0.36)	0.15	(0.51)	(0.02)	(0.53)	$10.98	1.24%	0.49%		4.48%		18%		$442,058
Institutional Class
2012(2)	$10.94	0.23	(3)	0.56	0.79	(0.23)	—	(0.23)	$11.50	7.29%	0.28	%(4)	4.12	%(4)	37%		$29
2011	$11.20	0.49	(3)	(0.26)	0.23	(0.49)	—	(0.49)	$10.94	2.22%	0.28%		4.58%		63%		$27
2010(5)	$10.79	0.26	(3)	0.41	0.67	(0.26)	—	(0.26)	$11.20	6.28%	0.28	%(4)	4.69	%(4)	25	%(6)	$27
A Class
2012(2)	$10.94	0.20	(3)	0.56	0.76	(0.20)	—	(0.20)	$11.50	7.05%	0.73	%(4)	3.67	%(4)	37%		$13,284
2011	$11.20	0.44	(3)	(0.26)	0.18	(0.44)	—	(0.44)	$10.94	1.77%	0.73%		4.13%		63%		$11,044
2010	$10.67	0.47	(3)	0.54	1.01	(0.47)	(0.01)	(0.48)	$11.20	9.63%	0.73%		4.26%		25%		$15,173
2009	$10.83	0.48		(0.16)	0.32	(0.48)	—	(0.48)	$10.67	3.22%	0.74%		4.65%		36%		$10,221
2008(7)	$11.10	0.44		(0.27)	0.17	(0.44)	—	(0.44)	$10.83	1.57%	0.74	%(4)	4.41	%(4)	29	%(8)	$6,166

23

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:				Distributions From:				Total Return(1)	Ratio to Average Net Assets of:
		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period		Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
C Class
2012(2)	$10.94	0.16	(3)	0.56	0.72	(0.16)	—	(0.16)	$11.50	6.65%	1.48	%(4)	2.92	%(4)	37%		$9,385
2011	$11.20	0.36	(3)	(0.26)	0.10	(0.36)	—	(0.36)	$10.94	1.01%	1.48%		3.38%		63%		$7,120
2010	$10.67	0.38	(3)	0.54	0.92	(0.38)	(0.01)	(0.39)	$11.20	8.81%	1.48%		3.51%		25%		$10,641
2009	$10.83	0.40		(0.16)	0.24	(0.40)	—	(0.40)	$10.67	2.45%	1.49%		3.90%		36%		$6,362
2008(7)	$11.10	0.36		(0.27)	0.09	(0.36)	—	(0.36)	$10.83	0.87%	1.49	%(4)	3.72	%(4)	29	%(8)	$1,209

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)	Six months ended February 29, 2012 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.
(5)	March 1, 2010 (commencement of sale) through August 31, 2010.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.
(7)	September 28, 2007 (commencement of sale) through August 31, 2008.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2008.

See Notes to Financial Statements.

24

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century California Tax-Free and Municipal Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74784   1204

SEMIANNUAL REPORT                    FEBRUARY 29, 2012

California Tax-Free Money Market Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	16
Additional Information	17

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended February 29, 2012. This report offers an overview of the period, followed by fund performance, a schedule of investments, and other financial information.

For additional, updated information on fund performance, portfolio strategies, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated August 31, 2012, will provide additional market perspective and commentary from our municipal portfolio management team.

Municipal Performance Rebound (and Credit Resiliency) Continued

The municipal bond (muni) market rebound described in our August 31, 2011 annual report continued during the six months ended February 29, 2012. The Barclays Municipal Bond Index advanced 5.67% for the period, well ahead of its broad taxable and Treasury market counterparts. This relative outperformance was supported by reduced muni issuance (compared with 2010), value- and yield-seeking demand from institutional and nontraditional investors, solid performance by longer-maturity Treasury securities (which boosted most longer-maturity, high-quality bonds), and relatively stable muni credit conditions compared with projections.

Probably the biggest muni news was what didn’t happen. Highly publicized projections warned of hundreds of billions of dollars in near-term defaults. Though economic growth was disappointing, muni defaults did not approach the projected rates. We believe the default speculation focused excessively on projected liabilities and underestimated the issuers’ abilities to raise taxes and/or cut expenses. Our view continues to be that muni defaults will remain relatively isolated events triggered by special circumstances.

That’s not to say that risks don’t remain, or that 2012 will be like 2011 for munis. The economy remains relatively sluggish, and other uncertainties and events could create market volatility. Furthermore, after such a strong rebound in 2011, it’s unlikely that munis will outperform to that extent in 2012. But our muni portfolio management team still believes the market offers long-term strategic value compared with other sectors. These experts will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of February 29, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCTXX	0.01%(2)	0.01%(2)	0.96%(2)	1.24%(2)	2.75%	11/9/83

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

FEBRUARY 29, 2012
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.03%
7-Day Effective Yield
After waiver(1)	0.01%
7-Day Tax-Equivalent Current Yields(1)(2)
31.98% Tax Bracket	0.01%
34.70% Tax Bracket	0.02%
39.23% Tax Bracket	0.02%
41.05% Tax Bracket	0.02%
(1)Yields would have been lower if a portion of the management fee had not been waived.
(2)The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Portfolio at a Glance
Weighted Average Maturity	32 days
Weighted Average Life	66 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	87%
31-90 days	2%
91-180 days	4%
More than 180 days	7%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2011 to February 29, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/11	Ending Account Value 2/29/12	Expenses Paid During Period(1) 9/1/11 – 2/29/12	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$1.94	0.39%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.49	0.50%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.92	$1.96	0.39%
Investor Class (before waiver)	$1,000	$1,022.38	$2.51	0.50%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 103.8%
CALIFORNIA — 103.8%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.16%, 3/1/12 (LOC: Bank of America N.A.)	$1,945,000	$1,945,000
ABAG Finance Authority for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.20%, 3/1/12 (LOC: Bank of America N.A.)	1,500,000	1,500,000
ABAG Finance Authority for Nonprofit Corps. Rev., (St. Pauls-Day-Episcopal School), VRDN, 0.30%, 3/1/12 (LOC: Wells Fargo Bank N.A. and First Bank)(1)	3,415,000	3,415,000
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2002 A, (Arbors Associates), VRDN, 0.15%, 3/7/12 (FNMA)(LIQ FAC: FNMA)(1)	2,000,000	2,000,000
California Educational Facilities Authority Rev., Series 2008 A, (Chapman University), VRDN, 0.21%, 3/1/12 (LOC: Bank of America N.A.)	1,700,000	1,700,000
California Health Facilities Financing Authority Rev., (Catholic Healthcare), VRDN, 0.15%, 3/1/12 (NATL-RE)(LOC: JPMorgan Chase Bank N.A.)(1)	4,300,000	4,300,000
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.41%, 3/1/12 (LOC: Bank of the West)(1)	2,830,000	2,830,000
California Infrastructure & Economic Development Bank Rev., (East Bay SPCA), VRDN, 0.17%, 3/1/12 (LOC: First Republic Bank and FHLB)(1)	5,600,000	5,600,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 0.25%, 3/1/12 (LOC: Wells Fargo Bank N.A.)	2,285,000	2,285,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA), VRDN, 0.66%, 3/1/12 (LOC: Bank of the West)(1)	2,380,000	2,380,000
California Infrastructure & Economic Development Bank Rev., (Loyola High School), VRDN, 0.17%, 3/1/12 (LOC: First Republic Bank and FHLB)(1)	4,500,000	4,500,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 0.24%, 3/1/12 (LOC: City National Bank and FHLB)(1)	1,335,000	1,335,000
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (Los Angeles County Museum of Natural History Foundation), VRDN, 0.08%, 3/1/12 (LOC: Wells Fargo Bank N.A.)	1,300,000	1,300,000
California Municipal Finance Authority Rev., (Central Coast YMCA), VRDN, 0.16%, 3/1/12 (LOC: Pacific Capital Bank N.A. and FHLB)	2,700,000	2,700,000
California Pollution Control Financing Authority Rev., (Musco Family Olive), VRDN, 0.31%, 3/1/12 (LOC: Bank of the West)	3,200,000	3,200,000
California Pollution Control Financing Authority Solid Waste Disposal Rev., (BLT Enterprises), VRDN, 0.17%, 3/7/12 (LOC: Union Bank of California N.A.)	2,900,000	2,900,000
California Pollution Control Financing Authority Solid Waste Disposal Rev., Series 2010 A, (Alameda Country Industries), VRDN, 0.64%, 3/7/12 (LOC: Bank of the West)	2,460,000	2,460,000
California School Cash Reserve Program Authority Rev., Series 2011 A, 2.00%, 3/1/12	6,000,000	6,000,000
California School Cash Reserve Program Authority Rev., Series 2011 B, 2.00%, 6/1/12	9,000,000	9,034,180

7

Principal Amount	Value
California School Cash Reserve Program Authority Rev., Series 2012 P, 2.00%, 12/31/12	$10,000,000	$10,141,810
California State Enterprise Development Authority Rev., (Community Hospice Inc.), VRDN, 0.17%, 3/1/12 (LOC: Bank of Stockton and FHLB)	4,295,000	4,295,000
California State Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.17%, 3/1/12 (LOC: First Republic Bank and FHLB)(1)	7,525,000	7,525,000
California State Enterprise Development Authority Rev., (LBM Partnership LP), VRDN, 0.17%, 3/1/12 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000
California Statewide Communities Development Authority Multifamily Housing Rev., Series 2008-2680 (PUTTERs), VRDN, 0.24%, 3/1/12 (LOC: JPMorgan Chase Bank N.A.)	12,500,000	12,500,000
California Statewide Communities Development Authority Rev., (Goodwill of Santa Cruz), VRDN, 0.20%, 3/1/12 (LOC: Wells Fargo Bank N.A.)(1)	1,200,000	1,200,000
California Statewide Communities Development Authority Rev., (Trinity Children & Family), VRDN, 0.17%, 3/7/12 (LOC: Citizens Business Bank and California State Teacher’s Retirement System)	7,420,000	7,420,000
City of Duarte COP, Series 2001 A, VRDN, 2.00%, 3/7/12 (LOC: Union Bank of California N.A. and California State Teacher’s Retirement System)(1)	490,000	490,000
City of El Monte COP, Series 2003 A, (Community Improvement), VRDN, 0.17%, 3/1/12 (LOC: Union Bank of California N.A. and California State Teacher’s Retirement System)(1)	3,495,000	3,495,000
City of Hanford Sewer System Rev., Series 1996 A, VRDN, 0.21%, 3/1/12 (LOC: Union Bank of California N.A.)(1)	1,000,000	1,000,000
City of Long Beach Tax & Rev. Anticipation Notes GO, 2.00%, 9/28/12	2,000,000	2,019,767
City of Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, 2.50%, 3/30/12	5,500,000	5,509,534
City of Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, 2.50%, 4/30/12	7,500,000	7,526,585
City of Reedley COP, (Mennonite Bretheren Homes), VRDN, 0.17%, 3/1/12 (LOC: Bank of the Sierra and FHLB)(1)	8,885,000	8,885,000
City of Riverside Rev., Series 2011 A, VRN, 0.23%, 3/1/12(1)	8,880,000	8,880,000
City of Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.63%, 3/1/12 (LOC: Landesbank Baden-Wurttemberg)(1)	27,000,000	27,000,000
City of Vallejo Water Rev., Series 2005 A, VRDN, 0.13%, 3/7/12 (LOC: JPMorgan Chase Bank N.A.)(1)	1,805,000	1,805,000
County of Los Angeles Tax & Rev. Anticipation Notes GO, Series 2011 B, 2.50%, 3/30/12	10,500,000	10,517,947
County of Yolo Multifamily Housing Rev., Series 1998 A, (Primero Grove), VRDN, 0.19%, 3/1/12 (LOC: Bank of the West and California State Teacher’s Retirement System)(1)	7,680,000	7,680,000
East Bay Municipal Utility District Wastewater System Rev., Series 2009 A, VRN, 0.15%, 3/1/12(2)	9,000,000	9,000,000
East Bay Municipal Utility District Wastewater System Rev., Series 2009 A1, VRN, 0.16%, 3/1/12	3,500,000	3,500,000
East Bay Municipal Utility District Wastewater System Rev., Series 2009 A2, VRN, 0.19%, 3/1/12(1)	10,400,000	10,400,000

8

Principal Amount	Value
East Bay Municipal Utility District Wastewater System Rev., Series 2011 A, VRN, 0.16%, 3/1/12(1)	$5,000,000	$5,000,000
JP Morgan Chase PUTTERs/DRIVERs Trust GO, Series 2011-3934, VRDN, 0.13%, 3/1/12 (LIQ FAC: JPMorgan Chase Bank N.A.)(3)	585,000	585,000
JP Morgan Chase PUTTERs/DRIVERs Trust, Series 2011-40013Z, VRDN, 0.16%, 3/1/12 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)(3)	3,500,000	3,500,000
Los Angeles County Community Development Commission COP, (Willowbrook Partnership), VRDN, 0.19%, 3/7/12 (LOC: Wells Fargo Bank N.A.)(1)	1,800,000	1,800,000
Metropolitan Water District of Southern California Rev., Series 2009 A1, VRN, 0.16%, 3/1/12(1)	10,000,000	10,000,000
Metropolitan Water District of Southern California Rev., Series 2009 A2, VRN, 0.16%, 3/1/12(1)	7,000,000	7,000,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.17%, 3/1/12 (LOC: Wells Fargo Bank N.A.)(1)	5,100,000	5,100,000
Pittsburg Public Financing Authority Rev., VRDN, 0.42%, 3/1/12 (LOC: Bank of the West)	3,100,000	3,100,000
Santa Ana Housing Authority Multifamily Housing Rev., Series 1995 A (Harbor Pointe Apartments), VRDN, 0.13%, 3/1/12 (FNMA) (LIQ FAC: FNMA)	300,000	300,000
Santa Clara Unified School District GO, 3.00%, 7/1/12(1)	2,000,000	2,017,299
Sonoma-Marin Area Rail Transportation District Rev., Series 2011 A, 1.00%, 1/10/13(1)	8,000,000	8,014,716
Three Valleys Municipal Water District COP, (Miramar Water Treatment), VRDN, 0.14%, 3/7/12 (LOC: Wells Fargo Bank N.A.)(1)	3,200,000	3,200,000
Town of Apple Valley COP, (Public Facilities Financing), VRDN, 0.17%, 3/1/12 (LOC: Union Bank of California N.A. and California State Teacher’s Retirement System)(1)	2,825,000	2,825,000
Town of Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.16%, 3/1/12 (SBBPA: JPMorgan Chase Bank N.A.)(1)	4,690,000	4,690,000
Victorville Joint Powers Finance Authority Rev., Series 2007 A, (Cogeneration Facility), VRDN, 2.95%, 3/1/12 (LOC: BNP Paribas)(1)	14,905,000	14,905,000
West Covina Public Financing Authority Rev., Series 2004 B, VRDN, 0.19%, 3/1/12 (LOC: Wells Fargo Bank N.A.)(1)	5,085,000	5,085,000
TOTAL INVESTMENT SECURITIES — 103.8%		292,296,838
OTHER ASSETS AND LIABILITIES — (3.8)%		(10,741,469)
TOTAL NET ASSETS — 100.0%		$281,555,369

9

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments
COP = Certificates of Participation
DRIVERs = Derivative Inverse Tax-Exempt Receipts
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
GO = General Obligation
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
NATL-RE = National Public Finance Guarantee Corporation - Reinsured
PUTTERs = Puttable Tax-Exempt Receipts
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
(1)	Security, or a portion thereof, has been segregated for when-issued securities. At the period end, the aggregate value of securities pledged was $9,000,000.
(2)	When-issued security.
(3)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $4,085,000, which represented 1.5% of total net assets.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

FEBRUARY 29, 2012 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$292,296,838
Cash	443,793
Receivable for investments sold	50,000
Receivable for capital shares sold	224,376
Interest receivable	753,543
293,768,550

Liabilities
Payable for investments purchased	12,100,000
Payable for capital shares redeemed	17,301
Accrued management fees	95,785
Dividends payable	95
12,213,181

Net Assets	$281,555,369

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	281,550,613

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$281,550,609
Undistributed net realized gain	4,760
$281,555,369

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$576,307

Expenses:
Management fees	709,914
Trustees’ fees and expenses	7,560
Other expenses	511
717,985
Fees waived	(155,914)
562,071

Net investment income (loss)	14,236

Net realized gain (loss) on investment transactions	4,760

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,996

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2012 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2011
Increase (Decrease) in Net Assets	February 29, 2012	August 31, 2011
Operations
Net investment income (loss)	$14,236	$32,016
Net realized gain (loss)	4,760	9,097
Net increase (decrease) in net assets resulting from operations	18,996	41,113

Distributions to Shareholders
From net investment income	(14,236)	(32,016)
From net realized gains	(9,097)	(3,232)
Decrease in net assets from distributions	(23,333)	(35,248)

Capital Share Transactions
Proceeds from shares sold	31,377,036	93,458,296
Proceeds from reinvestment of distributions	22,338	33,601
Payments for shares redeemed	(49,205,764)	(139,696,532)
Net increase (decrease) in net assets from capital share transactions	(17,806,390)	(46,204,635)

Net increase (decrease) in net assets	(17,810,727)	(46,198,770)

Net Assets
Beginning of period	299,366,096	345,564,866
End of period	$281,555,369	$299,366,096

Transactions in Shares of the Fund
Sold	31,377,036	93,458,296
Issued in reinvestment of distributions	22,338	33,601
Redeemed	(49,205,764)	(139,696,532)
Net increase (decrease) in shares of the fund	(17,806,390)	(46,204,635)

See Notes to Financial Statements.

13

Notes to Financial Statements

FEBRUARY 29, 2012 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. The fund pursues its objectives by investing primarily in high-quality, very short-term municipal obligations.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

14

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. The fee waiver may be revised or terminated at any time without notice. The effective annual management fee for the six months ended February 29, 2012 was 0.49% before waiver and 0.38% after waiver.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC.

4. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
				Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)		Net Investment Income	Net Realized Gains		Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Net Assets, End of Period (in thousands)
Investor Class
2012(2)	$1.00	—	(3)	— (3)	—	(3)	— (3)	$1.00	0.01%	0.39	%(4)	0.50	%(4)	0.01	%(4)	(0.10	)%(4)	$281,555
2011	$1.00	—	(3)	— (3)	—	(3)	— (3)	$1.00	0.01%	0.38%		0.50%		0.01%		(0.11)%		$299,366
2010	$1.00	—	(3)	— (3)	—	(3)	— (3)	$1.00	0.03%	0.34%		0.50%		0.01%		(0.15)%		$345,565
2009	$1.00	0.01		(0.01)	—		(0.01)	$1.00	0.77%	0.49%		0.55%		0.83%		0.77%		$439,637
2008	$1.00	0.02		(0.02)	—	(3)	(0.02)	$1.00	2.38%	0.47%		0.51%		2.32%		2.28%		$580,049
2007	$1.00	0.03		(0.03)	—		(0.03)	$1.00	3.16%	0.49%		0.51%		3.12%		3.10%		$552,347

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended February 29, 2012 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

16

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

17

Notes

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century California Tax-Free and Municipal Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74786   1204

SEMIANNUAL REPORT                    FEBRUARY 29, 2012

California Intermediate-Term Tax-Free Bond Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	22
Statement of Operations	23
Statement of Changes in Net Assets	24
Notes to Financial Statements	25
Financial Highlights	30
Additional Information	32

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended February 29, 2012. This report offers an overview of the period, followed by fund performance, a schedule of investments, and other financial information.

For additional, updated information on fund performance, portfolio strategies, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated August 31, 2012, will provide additional market perspective and commentary from our municipal portfolio management team.

Municipal Performance Rebound (and Credit Resiliency) Continued

The municipal bond (muni) market rebound described in our August 31, 2011 annual report continued during the six months ended February 29, 2012. The Barclays Municipal Bond Index advanced 5.67% for the period, well ahead of its broad taxable and Treasury market counterparts. This relative outperformance was supported by reduced muni issuance (compared with 2010), value- and yield-seeking demand from institutional and nontraditional investors, solid performance by longer-maturity Treasury securities (which boosted most longer-maturity, high-quality bonds), and relatively stable muni credit conditions compared with projections.

Probably the biggest muni news was what didn’t happen. Highly publicized projections warned of hundreds of billions of dollars in near-term defaults. Though economic growth was disappointing, muni defaults did not approach the projected rates. We believe the default speculation focused excessively on projected liabilities and underestimated the issuers’ abilities to raise taxes and/or cut expenses. Our view continues to be that muni defaults will remain relatively isolated events triggered by special circumstances.

That’s not to say that risks don’t remain, or that 2012 will be like 2011 for munis. The economy remains relatively sluggish, and other uncertainties and events could create market volatility. Furthermore, after such a strong rebound in 2011, it’s unlikely that munis will outperform to that extent in 2012. But our muni portfolio management team still believes the market offers long-term strategic value compared with other sectors. These experts will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of February 29, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCITX	5.47%	11.77%	5.06%	4.43%	5.82%	11/9/83
Barclays 7 Year Municipal Bond Index	—	4.07%	10.57%	6.46%	5.42%	N/A(2)	—
Institutional Class	BCTIX	5.67%	12.08%	—	—	6.84%	3/1/10
A Class No sales charge* With sales charge*	BCIAX	5.43% 0.67%	11.58% 6.53%	— —	— —	6.36% 3.93%	3/1/10
C Class No sales charge* With sales charge*	BCIYX	4.95% 3.95%	10.75% 10.75%	— —	— —	5.57% 5.57%	3/1/10

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available 1/1/90.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.48%	0.28%	0.73%	1.48%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

FEBRUARY 29, 2012
Portfolio at a Glance
Weighted Average Maturity	8.9 years
Average Duration (Modified)	4.7 years

30-Day SEC Yields
Investor Class	1.68%
Institutional Class	1.87%
A Class	1.37%
C Class	0.72%
Investor Class 30-Day Tax-Equivalent Yields*
31.98% Tax Bracket	2.47%
34.70% Tax Bracket	2.57%
39.23% Tax Bracket	2.76%
41.05% Tax Bracket	2.85%
*The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Top Five Sectors	% of fund investments
Electric Revenue	20%
General Obligation (GO)	19%
Water/Sewer/Gas Revenue	9%
Hospital Revenue	9%
Transportation Revenue	8%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.7%
Other Assets and Liabilities	0.3%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2011 to February 29, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/11	Ending Account Value 2/29/12	Expenses Paid During Period(1) 9/1/11 – 2/29/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,054.70	$2.45	0.48%
Institutional Class	$1,000	$1,056.70	$1.43	0.28%
A Class	$1,000	$1,054.30	$3.73	0.73%
C Class	$1,000	$1,049.50	$7.54	1.48%
Hypothetical
Investor Class	$1,000	$1,022.48	$2.41	0.48%
Institutional Class	$1,000	$1,023.47	$1.41	0.28%
A Class	$1,000	$1,021.23	$3.67	0.73%
C Class	$1,000	$1,017.50	$7.42	1.48%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

Schedule of Investments

FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 99.7%
CALIFORNIA — 96.2%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.16%, 3/1/12 (LOC: Bank of America N.A.)	$2,755,000	$2,755,000
ABAG Finance Authority for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.20%, 3/1/12 (LOC: Bank of America N.A.)	10,935,000	10,935,000
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30(1)	2,500,000	3,037,075
Alameda Corridor Transportation Authority Rev., Series 1999 A, 0.00%, 10/1/35 (NATL)(1)(2)	9,000,000	2,207,700
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36(1)	700,000	805,224
Bay Area Toll Authority Toll Bridge Rev., Series 2007 F, 5.00%, 4/1/22(1)	2,000,000	2,352,540
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34(1)	7,000,000	7,617,120
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27(1)	5,000,000	5,766,250
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.00%, 4/1/34(1)	3,500,000	3,841,950
California Department of Water Resources Rev., Series 2011 AJ, (Central Valley), 5.00%, 12/1/20(1)	9,665,000	12,345,878
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22(1)	1,800,000	2,100,546
California Department of Water Resources Power Supply Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22(1)	1,000,000	1,194,450
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16(1)	5,000,000	5,896,500
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/17(1)	10,875,000	13,185,829
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19(1)	7,000,000	8,689,520
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/16(1)	2,000,000	2,358,600
California Department of Water Resources Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	2,450,000	2,889,285
California Department of Water Resources Supply Rev., Series 2008 H, 5.00%, 5/1/21(1)	5,000,000	5,895,050
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/15(1)	1,000,000	1,141,850
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/18(1)	3,000,000	3,696,090
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/21(1)	3,850,000	4,745,741
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/22(1)	20,000,000	24,332,400
California Department of Water Resources Supply Rev., Series 2011 N, 5.00%, 5/1/20(1)	14,215,000	17,764,912
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)(1)	8,460,000	9,406,843
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14, Prerefunded at 100% of Par(1)(3)	1,130,000	1,261,815
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(1)	3,870,000	4,303,130

Principal Amount	Value
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(1)	$7,000,000	$8,597,260
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/22(1)	2,000,000	2,311,720
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14(1)	5,000,000	5,494,800
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,455,000	1,589,835
California Educational Facilities Authority Rev., (Golden Gate University), 5.50%, 10/1/18(1)	4,525,000	4,528,484
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/16	1,200,000	1,401,060
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/21	750,000	892,905
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	609,040
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/19	700,000	836,787
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/23	2,000,000	2,318,980
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/36	1,045,000	1,076,528
California Educational Facilities Authority Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/24(1)	2,500,000	2,611,200
California Educational Facilities Authority Rev., Series 2008 A, (Chapman University), VRDN, 0.21%, 3/1/12 (LOC: Bank of America N.A.)	5,000,000	5,000,000
California Educational Facilities Authority Rev., Series 2008 B, (Chapman University), VRDN, 0.21%, 3/1/12 (LOC: Bank of America N.A.)	7,500,000	7,500,000
California Educational Facilities Authority Rev., Series 2008 C, (Chapman University), VRDN, 0.21%, 3/1/12 (LOC: Bank of America N.A.)	5,740,000	5,740,000
California Educational Facilities Authority Rev., Series 2008 T4, (Stanford University), 5.00%, 3/15/14(1)	5,000,000	5,482,400
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	2,100,000	2,482,347
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(1)	2,952,000	3,268,100
California Educational Facilities Authority Rev., Series 2010 A, (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,494,197
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.94%, 3/1/12	4,075,000	4,080,379
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/15	1,240,000	1,390,263
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/17	1,000,000	1,158,400
California GO, 5.00%, 2/1/14, Prerefunded at 100% of Par(1)(3)	4,000,000	4,365,880
California GO, 5.125%, 2/1/14, Prerefunded at 100% of Par(1)(3)	5,000,000	5,469,350
California GO, 5.00%, 9/1/15	9,115,000	10,423,823
California GO, 5.00%, 11/1/16 (Ambac)(1)	1,575,000	1,864,469
California GO, 5.50%, 4/1/18(1)	1,000,000	1,238,030
California GO, 5.00%, 8/1/18(1)	2,260,000	2,641,307
California GO, 5.00%, 9/1/18(1)	1,000,000	1,219,980
California GO, 5.00%, 9/1/19(1)	7,645,000	9,330,111
California GO, 5.25%, 2/1/20(1)	5,000,000	5,325,650

Principal Amount	Value
California GO, 5.00%, 3/1/20(1)	$1,690,000	$1,963,510
California GO, 5.00%, 8/1/20(1)	5,000,000	5,767,450
California GO, 5.25%, 10/1/20(1)	5,000,000	6,063,150
California GO, 5.00%, 3/1/22(1)	5,000,000	5,592,450
California GO, 5.50%, 4/1/23(1)	1,500,000	1,795,800
California GO, 5.50%, 4/1/24	4,000,000	4,753,000
California GO, 5.00%, 8/1/24(1)	1,260,000	1,416,013
California GO, 5.75%, 4/1/28(1)	5,000,000	5,884,250
California GO, 5.75%, 4/1/31(1)	5,000,000	5,835,550
California GO, 6.50%, 4/1/33(1)	5,000,000	6,158,350
California GO, 6.00%, 4/1/38(1)	3,000,000	3,480,420
California Health Facilities Financing Authority Rev., (Adventist Health System), VRDN, 0.21%, 3/1/12 (LOC: Bank of America N.A.)	4,600,000	4,600,000
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,193,340
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/19	735,000	889,894
California Health Facilities Financing Authority Rev., (NCROC Paradise Valley Estates), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)(1)	1,985,000	2,241,899
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17(1)	1,400,000	1,672,342
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17(1)	1,000,000	1,217,420
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22(1)	3,335,000	3,899,382
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.00%, 8/15/38(1)	2,520,000	2,654,140
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 5.00%, 10/1/14(1)	500,000	553,085
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(3)	40,000	53,797
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/24(1)	3,250,000	3,962,887
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	2,085,000	2,453,503
California Health Facilities Financing Authority Rev., Series 2008 H, (Catholic Healthcare West), 5.125%, 7/1/22(1)	880,000	944,636
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18(1)	4,980,000	5,789,499
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.40%, 7/1/21(1)	1,000,000	1,161,290
California Health Facilities Financing Authority Rev., Series 2009 A, (Children’s Hospital of Orange County), 6.25%, 11/1/29(1)	5,000,000	5,890,250
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29(1)	1,500,000	1,710,840
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39(1)	1,000,000	1,108,610
California Health Facilities Financing Authority Rev., Series 2010 A, (Stanford Hospital), 5.00%, 11/15/25(1)	3,000,000	3,395,610

Principal Amount	Value
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42(1)	$1,000,000	$1,157,500
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/18(1)	1,305,000	1,582,025
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/22(1)	1,650,000	2,010,212
California Infrastructure & Economic Development Bank Rev., (Contemporary Jewish Museum), VRDN, 0.20%, 3/1/12 (LOC: Bank of America N.A.)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20(1)	1,000,000	1,003,480
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(1)(3)	5,000,000	6,745,950
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (California Independent System Operator Corp.), 5.00%, 2/1/13(1)	2,500,000	2,604,725
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (Jewish Community Center of San Francisco), VRDN, 0.18%, 3/1/12 (LOC: Bank of America N.A.)(1)	1,600,000	1,600,000
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (Rand Corp.), VRDN, 0.21%, 3/1/12 (LOC: Bank of America)	1,575,000	1,575,000
California Infrastructure & Economic Development Bank Rev., Series 2010 A, (University of California, San Francisco Neuroscience Building), 5.00%, 5/15/22(1)	3,735,000	4,468,517
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.00%, 10/1/18(1)	2,000,000	2,292,800
California Infrastructure & Economic Development Bank Rev., Series 2012 A-1, (J. Paul Getty Trust), 4.00%, 10/1/15	975,000	1,098,640
California Infrastructure & Economic Development Bank Rev., Series 2012 A-1, (J. Paul Getty Trust), 5.00%, 10/1/17	1,090,000	1,348,810
California Municipal Finance Authority Rev., (Biola University), 5.00%, 10/1/18	1,000,000	1,114,940
California Municipal Finance Authority Rev., (Community Hospitals Central), 5.00%, 2/1/17(1)	2,000,000	2,176,960
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/33(1)	2,250,000	2,486,520
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42(1)	1,000,000	1,110,560
California Municipal Finance Authority Rev., (Loma Linda University), 5.00%, 4/1/23(1)	1,145,000	1,237,413
California Municipal Finance Authority Rev., (Loma Linda University), 5.00%, 4/1/28(1)	2,000,000	2,102,940
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	663,056
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	1,935,560
California Municipal Finance Authority Rev., Series 2010 A, (University of Louisiana Verne), 5.00%, 6/1/17	2,290,000	2,541,625
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services – Butterfield), 5.00%, 6/1/15(1)	1,450,000	1,624,000

Principal Amount	Value
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.00%, 11/1/13 (NATL/FGIC)(1)	$2,590,000	$2,779,536
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.25%, 11/1/19 (NATL/FGIC)(1)	1,210,000	1,433,523
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services – Building 8 & 9), 6.25%, 4/1/34(1)	2,435,000	2,809,941
California Public Works Board Lease Rev., Series 2009 B, (Department of Education – Riverside Campus), 6.00%, 4/1/27(1)	2,130,000	2,484,943
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.00%, 10/1/16(1)	2,500,000	2,883,225
California Public Works Board Lease Rev., Series 2009 I1, (Various Capital Projects), 5.00%, 11/1/13(1)	2,000,000	2,146,360
California State Department of Water Resources Rev., Series 2010 L, 4.00%, 5/1/15(1)	1,290,000	1,432,429
California State Department of Water Resources Rev., Series 2010 M, 4.00%, 5/1/15	7,000,000	7,772,870
California State Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26(1)	2,000,000	2,259,680
California State Public Works Board Lease Rev., Series 2011 G, (University of California), 5.00%, 12/1/28(1)	3,700,000	4,235,760
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 5.00%, 7/1/12(1)(3)	1,000,000	1,016,090
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 6.00%, 7/1/12, Prerefunded at 101% of Par(1)(3)	1,500,000	1,544,205
California State University System Rev. 5.00%, 11/1/20(1)	1,250,000	1,536,338
California State University System Rev. 5.00%, 11/1/24(1)	2,000,000	2,389,760
California State University System Rev., Series 2002 A, 5.375%, 11/1/12, Prerefunded at 100% of Par (Ambac)(3)	1,185,000	1,225,906
California State University System Rev., Series 2002 A, 5.375%, 11/1/18 (Ambac)(1)	65,000	66,977
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/16(1)	750,000	862,440
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/17(1)	815,000	952,042
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/18(1)	515,000	606,042
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/20(1)	2,225,000	2,577,195
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	20,070,000	21,250,718
California Statewide Communities Development Authority Rev., (St. Joseph Remarketing), 5.125%, 7/1/24 (NATL)(1)	2,000,000	2,240,540
California Statewide Communities Development Authority Rev., Series 2002 B, (Pooled Financing Program), 5.20%, 10/1/18 (FSA)(1)	1,695,000	1,733,324

Principal Amount	Value
California Statewide Communities Development Authority Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)(1)	$1,250,000	$1,312,800
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	1,975,000	2,053,526
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	2,350,000	2,303,587
California Statewide Communities Development Authority Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(1)(4)	2,600,000	2,474,836
California Statewide Communities Development Authority Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/20 (California Mortgage Insurance)(1)	1,000,000	1,115,800
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17	3,600,000	3,671,244
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22	2,460,000	2,450,012
California Statewide Communities Development Authority Rev., Series 2008 D, (Catholic Healthcare West), 5.50%, 7/1/31(1)	835,000	903,595
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13(1)	6,500,000	6,821,945
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/19(1)	1,450,000	1,736,143
Calleguas-Las Virgenes Public Financing Authority Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/20 (NATL/FGIC)(1)	1,000,000	1,140,820
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)(1)	3,115,000	3,420,893
Chula Vista Industrial Development Rev., Series 2006 A, (San Diego Gas & Electric Co.), VRDN, 0.11%, 3/7/12	13,450,000	13,450,000
City of Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.60%, 3/1/12 (LOC: Landesbank Baden-Wurttemberg)(1)	700,000	700,000
City of Vallejo Water Rev., Series 2005 A, VRDN, 0.13%, 3/1/12 (LOC: JPMorgan Chase Bank N.A.)(1)	1,260,000	1,260,000
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24(1)	1,000,000	1,137,820
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	600,000	651,630
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	600,000	689,178
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	600,000	686,268
El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(1)(3)	1,095,000	1,124,028
El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(1)(3)	1,020,000	1,047,040
Folsom Public Financing Authority Lease Rev., (City Hall & Community Center), 5.25%, 10/1/14 (AGM)(1)	1,225,000	1,254,449
Folsom Public Financing Authority Lease Rev., (City Hall & Community Center), 5.25%, 10/1/15 (AGM)(1)	1,290,000	1,321,012

Principal Amount	Value
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.80%, 1/15/20(1)(2)	$2,000,000	$2,042,860
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.85%, 1/15/23(1)(2)	3,000,000	3,058,260
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/24(1)(2)	3,000,000	1,484,700
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/25(1)(2)	8,000,000	3,726,880
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/26(1)(2)	1,995,000	2,014,431
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)(2)	1,500,000	1,516,950
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 1995 A, (Senior Lien), 0.00%, 1/1/26(1)(2)(3)	10,000,000	6,923,000
Franklin-McKinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(1)(3)	1,150,000	1,328,687
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.75%, 6/1/13, Prerefunded at 100% of Par(1)(3)	4,440,000	4,794,756
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/13 (Ambac)(1)	2,200,000	2,277,242
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27(1)	1,555,000	1,304,614
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/33(1)	1,000,000	765,850
Huntington Beach Union High School District GO, (Election of 2004), 0.00%, 8/1/30 (AGM-CR/NATL)(1)(2)	7,000,000	3,083,080
Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2006 B, (Assessment District No 03-19) VRDN, 0.12%, 3/1/12 (LOC: U.S. Bank N.A. and California State Teacher’s Retirement)	2,606,000	2,606,000
Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2011 A, (Assessment District No 05-21), VRDN, 0.12%, 3/1/12 (LOC: U.S. Bank N.A. and California State Teacher’s Retirement)	8,560,000	8,560,000
Irvine Ranch Water District GO, Series 2009 B, VRDN, 0.09%, 3/1/12 (LOC: Bank of America N.A.)(1)	500,000	500,000
Irvine Ranch Water District GO, VRDN, 0.16%, 3/1/12 (LOC: Bank of America N.A.)(1)	3,000,000	3,000,000
Irvine Ranch Water District Rev., VRDN, 0.16%, 3/1/12 (LOC: Bank of America N.A.)(1)	5,900,000	5,900,000
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 4.50%, 9/1/13	785,000	813,841
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	600,000	623,034
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	745,000	770,405
Long Beach Bond Finance Authority Lease Rev., (Plaza Parking Facility), 5.25%, 11/1/16(1)	2,030,000	2,037,917
Los Altos Elementary School District GO, 5.00%, 8/1/19 (Ambac)(1)	2,500,000	2,884,475
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL/FGIC)(1)	2,000,000	2,202,440

Principal Amount	Value
Los Angeles Community Redevelopment Agency Parking System Rev., (Cinerama Dome Public Parking), 5.30%, 7/1/13 (ACA) (LOC: Wells Fargo Bank N.A.)(1)	$1,030,000	$1,019,731
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2008 B, (Proposal A), 5.00%, 7/1/31(1)	1,000,000	1,127,240
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2010 A, (General Union Station), 5.00%, 7/1/20(1)	3,000,000	3,715,290
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18(1)	750,000	900,525
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40(1)	3,000,000	3,308,460
Los Angeles Department of Airports Rev., Series 2010 D, (Los Angeles International Airport), 5.00%, 5/15/40(1)	5,000,000	5,514,100
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	5,000,000	5,709,000
Los Angeles Department of Water & Power Rev., Series 2008 A2, (Power System), 5.25%, 7/1/32(1)	3,535,000	4,065,710
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 4.00%, 7/1/13(1)	1,500,000	1,575,855
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/14(1)	400,000	443,732
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 4.00%, 7/1/16(1)	1,000,000	1,145,170
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/18(1)	780,000	959,049
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(1)	10,000,000	12,163,600
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24(1)	1,225,000	1,488,216
Los Angeles Unified School District GO, 5.50%, 7/1/12 (NATL)(1)	3,500,000	3,563,700
Los Angeles Unified School District GO, Series 2003 F, (Election of 1997), 5.00%, 7/1/13, Prerefunded at 100% of Par (AGM)(1)(3)	2,500,000	2,659,500
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)(1)	4,000,000	4,376,720
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)(1)	2,000,000	2,199,620
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29(1)	4,000,000	4,547,280
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26(1)	3,000,000	3,552,930
Los Angeles Unified School District GO, Series 2011 A1, 4.00%, 7/1/17(1)	1,000,000	1,156,420
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18(1)	2,565,000	3,151,154
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24(1)	5,140,000	6,145,076
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21(1)	3,000,000	3,763,140
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34(1)	2,975,000	3,516,866
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/12 (NATL)(1)	4,065,000	4,127,398
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/13 (NATL)(1)	2,305,000	2,431,107
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/14 (NATL)(1)	1,000,000	1,090,040
Manhattan Beach Unified School District GO, Series 2009 A, (Election of 2008), 0.00%, 9/1/28(1)(2)	5,620,000	2,702,658

Principal Amount	Value
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.29%, 3/1/12(1)	$3,500,000	$3,499,965
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.31%, 3/1/12(1)	3,460,000	3,459,965
Mount San Antonio Community College District GO, Series 2005 A, (Election of 2001), 0.00%, 8/1/16 (NATL)(1)(2)	5,000,000	4,653,000
Mountain View COP, (Capital Projects), 5.25%, 8/1/18(1)	1,485,000	1,567,982
Murrieta Valley Unified School District Public Financing Authority Special Tax Rev., Series 2006 A, 4.00%, 9/1/13 (AGC)(1)	1,690,000	1,759,831
Murrieta Valley Unified School District Public Financing Authority Special Tax Rev., Series 2006 A, 4.00%, 9/1/14 (AGC)(1)	1,085,000	1,156,295
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/40(1)	1,000,000	1,193,630
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14(1)	1,500,000	1,605,555
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/19(1)	2,000,000	2,373,240
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/20(1)	1,515,000	1,782,201
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/21(1)	2,050,000	2,384,847
Northern California Power Agency Rev., Series 2010 A, 5.25%, 8/1/22(1)	4,250,000	4,989,755
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/26	1,750,000	2,053,975
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/27	2,000,000	2,329,060
Oakland Unified School District Alameda County GO, (Election of 2000), 5.00%, 8/1/15 (NATL)(1)	1,000,000	1,090,700
Oceanside COP, Series 2003 A, 5.00%, 4/1/12 (Ambac)(1)	1,310,000	1,314,271
Oceanside Unified School District GO, Series 2010 B, (Election of 2008), 0.00%, 8/1/37 (AGM)(1)(2)	9,500,000	2,376,805
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.90%, 8/15/12	725,000	733,127
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15	280,000	290,814
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	210,000	217,967
Orange County Public Financing Authority Lease Rev., (Juvenile Justice Center Facility), 5.375%, 6/1/17 (Ambac)(1)	3,030,000	3,092,782
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/26 (AGM)(1)	2,750,000	3,069,742
Palomar Pomerado Health Care District COP, 5.25%, 11/1/21	1,000,000	1,092,310
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	1,074,820
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,120,000	1,151,886
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/38 (AGC)(1)(2)	1,660,000	1,319,999
Port Oakland Rev., Series 2007 C, 5.00%, 11/1/16 (NATL)(1)	1,270,000	1,451,483
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36(1)	2,500,000	2,921,725
Poway Unified School District Rev., (School Facilities Improvement), 0.00%, 8/1/41(1)(2)	2,780,000	576,878
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/19 (Ambac)(1)	1,170,000	1,274,902

Principal Amount	Value
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/20 (Ambac)(1)	$1,215,000	$1,309,794
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15(1)	1,505,000	1,616,009
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21(1)	1,000,000	1,048,080
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.125%, 9/1/22	790,000	882,209
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.25%, 9/1/23	1,300,000	1,445,925
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.375%, 9/1/24	1,410,000	1,566,764
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/14 (Ambac)(1)	50,000	54,913
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)(1)	3,035,000	3,426,454
Riverside County Palm Desert Financing Authority Rev., Series 2008 A, 5.00%, 5/1/14	1,450,000	1,569,132
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40(1)	1,110,000	1,212,897
Roseville Finance Authority Electric System Rev., 5.00%, 2/1/37(1)	635,000	685,114
Sacramento City Financing Authority Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)(1)	3,000,000	3,483,900
Sacramento City Financing Authority Rev., 5.00%, 12/1/16 (NATL/FGIC)(1)	2,500,000	2,838,800
Sacramento City Financing Authority Rev., Series 2002 A, (City Hall), 5.25%, 12/1/12, Prerefunded at 100% of Par (FSA)(1)(3)	4,045,000	4,200,773
Sacramento County Airport System Rev., 5.00%, 7/1/20(1)	1,000,000	1,190,410
Sacramento County Airport System Rev., 5.00%, 7/1/23(1)	1,000,000	1,157,330
Sacramento County Airport System Rev., 5.00%, 7/1/24(1)	1,000,000	1,148,140
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 A, 5.25%, 12/1/21 (NATL/FGIC)(1)	1,000,000	1,293,080
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.88%, 3/1/12 (NATL/FGIC)(1)	2,500,000	1,740,425
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)(1)	3,105,000	3,802,010
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18(1)	350,000	436,282
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/19(1)	300,000	373,809
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	1,500,000	1,787,145
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/34(1)(2)	9,840,000	7,417,687
San Bernardino County Redevelopment Agency Tax Allocation Rev., Series 2005 A, (San Sevaine Redevelopment), 5.00%, 9/1/15 (Radian)(1)	505,000	541,325
San Buenaventura Community Memorial Health System Rev., 8.00%, 12/1/26(1)	2,000,000	2,400,200
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/19(1)	1,290,000	1,557,301

Principal Amount	Value
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/34(1)	$750,000	$810,150
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40(1)	1,000,000	1,072,830
San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien) 5.00%, 7/1/16(1)	2,780,000	3,279,677
San Diego Public Facilities Financing Authority Rev., Series 2009 A, 5.00%, 8/1/21(1)	1,000,000	1,186,110
San Diego Public Facilities Financing Authority Rev., Series 2009 B, 5.00%, 5/15/22(1)	3,680,000	4,409,339
San Diego Public Facilities Financing Authority Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (Radian)(1)	1,230,000	1,278,032
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24(1)	3,400,000	4,157,010
San Francisco City and County Airports Commission Rev., (San Francisco International Airport), 5.00%, 5/1/26(5)	250,000	294,553
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)(1)	3,375,000	4,035,926
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)(1)	2,000,000	2,412,720
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), VRDN, 2.25%, 12/4/12(1)	2,500,000	2,531,500
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23(1)	3,500,000	4,079,530
San Francisco City and County Airports Commission Rev., Series 2010 C, (San Francisco International Airport) (Governmental Purpose), 5.00%, 5/1/19(1)	1,500,000	1,822,140
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24(1)	4,025,000	4,771,839
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29(1)	1,170,000	1,266,701
San Francisco City and County COP, Series 2010 A, 5.00%, 10/1/19(1)	2,930,000	3,455,583
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 10/1/21(1)	8,185,000	10,210,133
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/27(1)	1,295,000	1,520,058
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/28(1)	2,780,000	3,236,031
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/15(1)	420,000	453,650
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/16(1)	440,000	479,798
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/17(1)	465,000	508,529

Principal Amount	Value
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.50%, 8/1/18(1)	$485,000	$543,898
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/19(1)	510,000	587,653
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/20(1)	515,000	593,584
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows) 5.875%, 9/1/32	690,000	711,549
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL)(1)	2,680,000	3,258,424
San Mateo Union High School District GO, 0.00%, 2/15/15(2)	5,335,000	5,184,286
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/21 (NATL)(1)	1,000,000	1,135,560
Santa Ana Community Redevelopment Agency Tax Allocation Rev., Series 2003 B, (South Main Street Redevelopment), 5.00%, 9/1/13 (NATL/FGIC)(1)	1,885,000	1,945,942
Santa Barbara County COP, 5.375%, 10/1/17 (Ambac)(1)	3,350,000	3,439,143
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30(1)	1,000,000	1,100,570
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/18(1)	7,645,000	9,343,260
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20(1)	4,000,000	4,981,600
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL)(1)	430,000	430,869
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42(1)	600,000	646,104
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42(1)	600,000	690,708
Santa Monica-Malibu Unified School District GO, 5.25%, 8/1/13(1)	1,250,000	1,335,838
Santa Paula Utility Authority Water Rev., 5.25%, 2/1/40(1)	2,425,000	2,633,283
Shasta Lake Public Finance Authority Rev., 4.50%, 4/1/15(1)	1,430,000	1,527,669
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/19(1)	2,400,000	2,586,744
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/22(1)	2,130,000	2,257,182
Solano County COP, 5.00%, 11/1/13 (NATL)(1)	1,135,000	1,202,884
South Orange County Public Financing Authority Special Tax Rev., Series 2003 A, (Senior Lien), 5.00%, 9/1/12 (NATL)(1)	2,000,000	2,048,060
South Placer Wastewater Authority Rev., Series 2011 D, VRDN, 0.97%, 3/1/12(1)	3,440,000	3,443,646
South Tahoe Joint Powers Financing Authority Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/17 (Ambac)(1)	1,160,000	1,231,444
South Tahoe Joint Powers Financing Authority Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)(1)	845,000	881,572
Southern California Public Power Authority Rev., Series 2002 A, (Southern Transmission), 5.25%, 7/1/17 (AGM)(1)	5,000,000	5,078,900

Principal Amount	Value
Southern California Public Power Authority Rev., Series 2002 A, (Southern Transmission), 5.25%, 7/1/18 (AGM)(1)	$3,325,000	$3,376,870
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22(1)	2,875,000	3,332,182
Southern California Public Power Authority Rev., Series 2008 B, (Southern Transmission), 6.00%, 7/1/27(1)	2,000,000	2,466,360
Southern California Public Power Authority Rev., Series 2011 A, (Southern Transmission), 5.00%, 7/1/21(1)	2,780,000	3,487,176
Southern California Public Power Authority Rev., Series 2012 A, 4.00%, 7/1/16	2,055,000	2,325,191
Southern California Public Power Authority Rev., Series 2012 A, 5.00%, 7/1/17	2,685,000	3,226,269
Southern California Public Power Authority Rev., Series 2012 A, 5.00%, 7/1/18	1,880,000	2,294,596
Three Valleys Municipal Water District COP, (Miramar Water Treatment), VRDN, 0.14%, 3/7/12 (LOC: Wells Fargo Bank N.A.)(1)	1,300,000	1,300,000
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37(1)	3,500,000	2,672,180
Tri-Dam Power Authority Rev., 4.00%, 11/1/14	1,260,000	1,315,440
Tri-Dam Power Authority Rev., 4.00%, 5/1/15	1,285,000	1,347,207
Tri-Dam Power Authority Rev., 4.00%, 11/1/15	1,310,000	1,382,509
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29(1)	1,000,000	1,144,870
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.00%, 10/15/14(1)	920,000	976,184
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/15(1)	890,000	950,903
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/16(1)	990,000	1,050,766
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/17(1)	995,000	1,048,342
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)(1)	8,500,000	8,509,775
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27(1)	1,000,000	1,122,360
University of California Rev., Series 2005 B, 5.00%, 5/15/33 (AGM)(1)	3,000,000	3,143,520
University of California Rev., Series 2009 Q, 5.25%, 5/15/23(1)	2,000,000	2,320,420
University of California Rev., Series 2010 S, 5.00%, 5/15/20(1)	1,405,000	1,685,298
University of California Rev., Series 2010 S, 5.00%, 5/15/40(1)	1,250,000	1,358,388
Val Verde Unified School District COP, 5.00%, 1/1/14 (FGIC)(1)(3)	1,000,000	1,087,570
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(3)	1,145,000	1,300,377
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(3)	2,505,000	2,844,928
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(3)	2,640,000	2,998,248
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(3)	1,415,000	1,607,016
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(3)	1,000,000	1,135,700
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(3)	2,980,000	3,384,386
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	6,000,000	6,521,940
Vernon Electric System Rev., Series 2012 A, 5.00%, 8/1/30(1)	525,000	537,406

Principal Amount	Value
Vernon Electric System Rev., Series 2012 A, 5.125%, 8/1/33(1)	$780,000	$794,157
Vernon Electric System Rev., Series 2012 A, 5.50%, 8/1/41(1)	560,000	579,286
Walnut Energy Center Authority Rev., Series 2010 A, 5.00%, 1/1/40(1)	1,000,000	1,056,670
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)(1)	1,500,000	1,670,475
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)(1)	1,000,000	1,110,800
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)(1)	1,200,000	1,327,704
		993,089,462
GUAM — 0.1%
Territory of Guam GO, Series 2009 A, 6.00%, 11/15/19(1)	1,000,000	1,104,970
PUERTO RICO — 3.2%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	2,860,000	3,186,412
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	1,000,000	1,110,650
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	935,000	936,337
Puerto Rico Electric Power Authority Rev., Series 2002 II, 5.375%, 7/1/12, Prerefunded at 101% of Par (NATL)(1)(3)	3,700,000	3,802,897
Puerto Rico Electric Power Authority Rev., Series 2002 KK, 5.25%, 7/1/13 (AGM)(1)	1,255,000	1,327,652
Puerto Rico Electric Power Authority Rev., Series 2002 KK, 5.50%, 7/1/14 (AGM)(1)	3,140,000	3,444,392
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/22(1)	4,950,000	5,660,077
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/17 (XLCA)(1)	4,000,000	4,581,040
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL)(1)	1,500,000	1,547,340
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14(1)	1,510,000	1,631,963
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/15(1)	5,000,000	5,517,400
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(1)(2)	2,280,000	438,170
		33,184,330
U.S. VIRGIN ISLANDS — 0.2%
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.00%, 10/1/14(1)	500,000	534,345
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/15(1)	170,000	182,252
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/16(1)	500,000	535,250
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/20(1)	1,000,000	1,047,140
		2,298,987
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $954,310,731)		1,029,677,749
OTHER ASSETS AND LIABILITIES — 0.3%		3,111,039
TOTAL NET ASSETS — 100.0%		$1,032,788,788

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments
ACA = American Capital Access
AGC = Assured Guaranty Corporation
AGM = Assured Guaranty Municipal Corporation
AGM-CR = Assured Guaranty Municipal Corporation – Custodian Receipts
Ambac = American Municipal Bond Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Company
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
M-S-R = Modesto, Stockton, Redding
NATL = National Public Finance Guarantee Corporation
NCROC = Northern California Retired Offices Community
Radian = Radian Asset Assurance, Inc.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA = XL Capital Ltd.
(1)	Security, or a portion thereof, has been segregated for when-issued securities. At the period end, the aggregate value of securities pledged was $295,000.
(2)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $2,474,836, which represented 0.2% of total net assets.

(5)	When-issued security.

See Notes to Financial Statements.

Statement of Assets and Liabilities

FEBRUARY 29, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $954,310,731)	$1,029,677,749
Cash	311,827
Receivable for investments sold	79,275
Receivable for capital shares sold	1,920,883
Interest receivable	10,879,540
1,042,869,274

Liabilities
Payable for investments purchased	8,139,367
Payable for capital shares redeemed	895,015
Accrued management fees	364,561
Distribution and service fees payable	11,480
Dividends payable	670,063
10,080,486

Net Assets	$1,032,788,788

Net Assets Consist of:
Capital paid in	$963,684,609
Undistributed net investment income	50,478
Accumulated net realized loss	(6,313,317)
Net unrealized appreciation	75,367,018
$1,032,788,788

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$933,324,239	78,797,515	$11.84
Institutional Class	$62,946,697	5,314,051	$11.85
A Class	$27,774,091	2,344,715	$11.85*
C Class	$8,743,761	737,741	$11.85

*Maximum offering price $12.41 (net asset value divided by 0.955)

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$17,536,072

Expenses:
Management fees	2,133,998
Distribution and service fees:
A Class	25,651
C Class	30,771
Trustees’ fees and expenses	24,889
Other expenses	37
2,215,346

Net investment income (loss)	15,320,726

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,625,260
Futures contract transactions	(895,815)
2,729,445

Change in net unrealized appreciation (depreciation) on:
Investments	32,781,584
Futures contracts	(1,658)
32,779,926

Net realized and unrealized gain (loss)	35,509,371

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,830,097

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2012 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2011
Increase (Decrease) in Net Assets	February 29, 2012	August 31, 2011
Operations
Net investment income (loss)	$15,320,726	$28,908,374
Net realized gain (loss)	2,729,445	8,820
Change in net unrealized appreciation (depreciation)	32,779,926	(11,371,067)
Net increase (decrease) in net assets resulting from operations	50,830,097	17,546,127

Distributions to Shareholders
From net investment income:
Investor Class	(13,989,529)	(27,681,373)
Institutional Class	(903,606)	(756,846)
A Class	(309,386)	(238,246)
C Class	(69,645)	(72,968)
Decrease in net assets from distributions	(15,272,166)	(28,749,433)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	126,537,368	61,476,884

Net increase (decrease) in net assets	162,095,299	50,273,578

Net Assets
Beginning of period	870,693,489	820,419,911
End of period	$1,032,788,788	$870,693,489

Undistributed net investment income	$50,478	$1,918

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 29, 2012 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. The fund pursues its objectives by investing primarily in investment-grade municipal obligations.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended February 29, 2012 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 29, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 29, 2012 were $364,187,160 and $224,071,379, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 29, 2012		Year ended August 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	13,377,161	$155,235,839	19,382,955	$216,369,364
Issued in reinvestment of distributions	872,485	10,109,219	1,836,154	20,468,487
Redeemed	(6,801,448)	(78,518,850)	(20,270,890)	(224,769,987)
	7,448,198	86,826,208	948,219	12,067,864
Institutional Class
Sold	2,464,765	28,494,364	3,952,260	44,070,692
Issued in reinvestment of distributions	77,874	903,564	67,783	756,846
Redeemed	(504,740)	(5,885,692)	(889,372)	(9,817,587)
	2,037,899	23,512,236	3,130,671	35,009,951
A Class
Sold	1,173,789	13,611,748	1,516,306	16,929,285
Issued in reinvestment of distributions	21,617	250,889	18,809	209,629
Redeemed	(171,976)	(1,995,507)	(434,822)	(4,847,290)
	1,023,430	11,867,130	1,100,293	12,291,624
C Class
Sold	395,293	4,580,365	279,107	3,144,464
Issued in reinvestment of distributions	4,321	50,149	5,714	63,704
Redeemed	(25,990)	(298,720)	(100,107)	(1,100,723)
	373,624	4,331,794	184,714	2,107,445
Net increase (decrease)	10,883,151	$126,537,368	5,363,897	$61,476,884

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund regularly held interest rate risk derivative instruments though none were held at period end.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended February 29, 2012, the effect of interest rate risk derivative instruments on the Statement of Operations was $(895,815) in net realized gain (loss) on futures contract transactions and $(1,658) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$954,220,027
Gross tax appreciation of investments	$75,639,959
Gross tax depreciation of investments	(182,237)
Net tax appreciation (depreciation) of investments	$75,457,722

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the timing of market discount amortization recognition.

The fund has elected to treat $(285,417) of net capital losses incurred in the ten-month period ended August 31, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

As of August 31, 2011, the fund had accumulated capital losses of $(8,261,423), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code Limitations. The capital loss carryovers expire as follows:

2013	2014	2015	2016	2017	2018	2019
$(405,593)	$(322,273)	$(551,134)	$(275,673)	$(2,836,470)	$(3,570,820)	$(299,460)

The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
Investor Class
2012(2)	$11.41	0.19	(3)	0.43	0.62	(0.19)	$11.84	5.47%	0.48	%(4)	3.29	%(4)	24%		$933,324
2011	$11.56	0.40	(3)	(0.15)	0.25	(0.40)	$11.41	2.27%	0.48%		3.57%		49%		$814,078
2010	$10.98	0.41	(3)	0.59	1.00	(0.42)	$11.56	9.26%	0.48%		3.70%		11%		$814,105
2009	$10.96	0.44		0.01	0.45	(0.43)	$10.98	4.32%	0.49%		4.07%		36%		$596,739
2008	$10.92	0.44		0.04	0.48	(0.44)	$10.96	4.42%	0.49%		3.96%		41%		$610,976
2007	$11.15	0.45		(0.23)	0.22	(0.45)	$10.92	1.98%	0.49%		4.06%		41%		$462,246
Institutional Class
2012(2)	$11.41	0.20	(3)	0.44	0.64	(0.20)	$11.85	5.67%	0.28	%(4)	3.49	%(4)	24%		$62,947
2011	$11.57	0.42	(3)	(0.16)	0.26	(0.42)	$11.41	2.39%	0.28%		3.77%		49%		$37,381
2010(5)	$11.18	0.22	(3)	0.39	0.61	(0.22)	$11.57	5.50%	0.28	%(4)	3.76	%(4)	11	%(6)	$1,683
A Class
2012(2)	$11.41	0.17	(3)	0.44	0.61	(0.17)	$11.85	5.43%	0.73	%(4)	3.04	%(4)	24%		$27,774
2011	$11.57	0.37	(3)	(0.16)	0.21	(0.37)	$11.41	1.93%	0.73%		3.32%		49%		$15,077
2010(5)	$11.18	0.19	(3)	0.39	0.58	(0.19)	$11.57	5.27%	0.73	%(4)	3.37	%(4)	11	%(6)	$2,556
C Class
2012(2)	$11.42	0.13	(3)	0.43	0.56	(0.13)	$11.85	4.95%	1.48	%(4)	2.29	%(4)	24%		$8,744
2011	$11.57	0.29	(3)	(0.15)	0.14	(0.29)	$11.42	1.27%	1.48%		2.57%		49%		$4,157
2010(5)	$11.18	0.15	(3)	0.39	0.54	(0.15)	$11.57	4.87%	1.48	%(4)	2.65	%(4)	11	%(6)	$2,076

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)	Six months ended February 29, 2012 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.
(5)	March 1, 2010 (commencement of sale) through August 31, 2010.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

See Notes to Financial Statements.

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century California Tax-Free and Municipal Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74785   1204

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 27, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 27, 2012